UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB High Income Fund

Portfolio of Investments

January 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 52.9%
Industrial - 43.2%
Basic - 2.6%
AK Steel Corp.
7.625%, 5/15/20-10/01/21	U.S.$	7,484	$2,785,155
Aleris International, Inc.
7.625%, 2/15/18		4,336	3,772,320
7.875%, 11/01/20		4,671	3,596,670
ArcelorMittal
6.125%, 6/01/18-6/01/25		9,007	7,104,500
8.00%, 10/15/39		4,776	3,367,080
Ashland, Inc.
4.75%, 8/15/22		1,800	1,712,250
Cliffs Natural Resources, Inc.
5.95%, 1/15/18 (a)		995	199,000
8.25%, 3/31/20 (b)		6,486	4,686,135
Commercial Metals Co.
4.875%, 5/15/23		3,249	2,700,731
6.50%, 7/15/17		3,844	3,976,876
Consolidated Energy Finance SA
6.75%, 10/15/19 (b)		18,654	16,415,520
Constellium NV
5.75%, 5/15/24 (b)		9,890	7,417,500
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (b)(c)		1,561	1,354,168
Ineos Finance PLC
4.00%, 5/01/23 (b)	EUR	5,160	5,226,489
INEOS Group Holdings SA
5.75%, 2/15/19 (b)		1,266	1,337,171
Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17	U.S.$	13,996	10,566,980
Lundin Mining Corp.
7.50%, 11/01/20 (b)		2,459	2,090,150
7.875%, 11/01/22 (b)		4,001	3,230,807
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (d)(e)		16,121	806,050
Momentive Performance Materials, Inc.
3.88%, 10/24/21		13,331	8,965,097
8.875%, 10/15/20 (f)(g)(h)		13,331	0	^
Novacap International SAS
4.84%, 5/01/19 (b)(i)	EUR	1,388	1,496,734
Novelis, Inc.
8.375%, 12/15/17	U.S.$	2,052	1,969,920
8.75%, 12/15/20 (c)		8,920	8,107,388
Peabody Energy Corp.
6.00%, 11/15/18		22,132	1,881,220
PQ Corp.
8.75%, 11/01/18 (b)		8,961	8,333,730
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (b)		4,234	4,334,557
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		1,073	1,180,300
SPCM SA
6.00%, 1/15/22 (b)		1,298	1,307,735

	Principal Amount (000)		U.S. $ Value
Steel Dynamics, Inc.
5.125%, 10/01/21		1,007	939,028
5.50%, 10/01/24		3,484	3,144,310
6.125%, 8/15/19		800	800,000
6.375%, 8/15/22		4,749	4,594,657
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (b)	EUR	2,619	2,739,281
Teck Resources Ltd.
2.50%, 2/01/18	U.S.$	210	172,463
3.85%, 8/15/17		1,392	1,186,680
5.40%, 2/01/43		1,350	607,500
6.125%, 10/01/35		5,000	2,300,000
6.25%, 7/15/41		1,323	611,888
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		9,836	1,475,400
9.75%, 12/01/17		5,195	3,831,312

			142,324,752

Capital Goods - 3.8%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (b)		3,293	2,255,705
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (b)		3,425	3,493,500
Apex Tool Group LLC
7.00%, 2/01/21 (b)		7,065	5,122,125
Ardagh Finance Holdings SA
8.625%, 6/15/19 (b)(j)		2,214	2,036,452
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (b)	EUR	2,758	3,093,806
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (b)	U.S.$	15,575	14,056,437
Ashtead Capital, Inc.
5.625%, 10/01/24 (b)		2,075	1,997,188
Berry Plastics Corp.
5.125%, 7/15/23		2,843	2,771,925
5.50%, 5/15/22		5,352	5,338,620
6.00%, 10/15/22 (b)		1,320	1,346,400
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (b)		1,791	1,728,315
Bombardier, Inc.
5.75%, 3/15/22 (b)		4,685	3,209,225
6.00%, 10/15/22 (b)		2,130	1,459,050
6.125%, 1/15/23 (b)		1,557	1,066,545
7.50%, 3/15/25 (b)		5,381	3,699,438
7.75%, 3/15/20 (b)		2,558	2,020,820
Building Materials Corp. of America
6.00%, 10/15/25 (b)		5,285	5,390,700
Clean Harbors, Inc.
5.125%, 6/01/21		3,417	3,434,085
5.25%, 8/01/20		800	815,000

	Principal Amount (000)		U.S. $ Value
CNH Industrial Capital LLC
3.25%, 2/01/17		1,425	1,421,438
EnerSys
5.00%, 4/30/23 (b)		4,046	3,990,368
EnPro Industries, Inc.
5.875%, 9/15/22		5,800	5,640,500
Gardner Denver, Inc.
6.875%, 8/15/21 (b)		8,223	6,043,905
GCL Holdings SCA
9.375%, 4/15/18 (b)	EUR	1,174	1,309,948
GFL Escrow Corp.
9.875%, 2/01/21 (b)	U.S.$	5,350	5,383,437
HD Supply, Inc.
7.50%, 7/15/20		10,438	10,855,520
11.50%, 7/15/20		1,700	1,874,250
KLX, Inc.
5.875%, 12/01/22 (b)		6,848	6,402,195
KraussMaffei Group GmbH
8.75%, 12/15/20 (b)	EUR	538	621,296
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	U.S.$	2,713	2,875,780
Masco Corp.
5.95%, 3/15/22		2,800	3,066,000
6.125%, 10/03/16		2,315	2,369,981
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (b)		3,458	3,060,330
Moog, Inc.
5.25%, 12/01/22 (b)		2,097	2,117,970
Oshkosh Corp.
5.375%, 3/01/22		3,301	3,334,010
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23 (b)(c)		6,290	6,172,062
Pactiv LLC
7.95%, 12/15/25		8,358	7,271,460
Plastipak Holdings, Inc.
6.50%, 10/01/21 (b)		2,949	2,823,668
Rexam PLC
6.75%, 6/29/67 (b)	EUR	2,282	2,459,236
Rexel SA
5.25%, 6/15/20 (b)	U.S.$	6,432	6,335,520
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		520	529,750
7.875%, 8/15/19		4,653	4,827,487
9.875%, 8/15/19		6,304	6,162,160
Sealed Air Corp.
6.875%, 7/15/33 (b)		14,904	15,295,230
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (b)	EUR	3,835	4,279,089
Terex Corp.
6.00%, 5/15/21	U.S.$	1,732	1,558,800
Textron Financial Corp.
6.00%, 2/15/67 (b)		125	88,750

	Principal Amount (000)		U.S. $ Value
TransDigm, Inc.
6.00%, 7/15/22		7,000	6,860,000
6.50%, 7/15/24		3,170	3,098,675
United Rentals North America, Inc.
5.50%, 7/15/25		2,383	2,126,828
5.75%, 11/15/24		6,833	6,303,442
7.625%, 4/15/22		4,820	4,958,575

			205,852,996

Communications - Media - 5.7%
Activision Blizzard, Inc.
5.625%, 9/15/21 (b)		2,747	2,884,350
6.125%, 9/15/23 (b)		2	2,140
Altice Financing SA
6.625%, 2/15/23 (b)		18,691	18,410,635
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (b)	GBP	6,766	10,315,734
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, 5/01/25 (b)	U.S.$	732	724,680
5.75%, 1/15/24 (c)		1,639	1,686,121
5.875%, 5/01/27 (b)		4,402	4,335,970
6.50%, 4/30/21		690	719,753
CCOH Safari LLC
5.75%, 2/15/26 (b)		3,100	3,082,547
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (b)		15,318	13,786,200
7.75%, 7/15/25 (b)		5,014	4,587,810
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		2,230	1,984,700
Series B
6.50%, 11/15/22		6,270	5,807,587
CSC Holdings LLC
6.75%, 11/15/21		8,000	7,900,000
DISH DBS Corp.
5.00%, 3/15/23		2,925	2,544,750
5.875%, 11/15/24		11,172	9,957,045
6.75%, 6/01/21		1,500	1,530,000
7.875%, 9/01/19		520	564,200
Hughes Satellite Systems Corp.
7.625%, 6/15/21		9,325	10,047,687
iHeartCommunications, Inc.
6.875%, 6/15/18		10,579	5,818,450
9.00%, 12/15/19-3/01/21		5,922	4,016,413
10.00%, 1/15/18		4,635	1,911,938
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (j)		2,683	673,438
Intelsat Jackson Holdings SA
5.50%, 8/01/23		7,443	5,935,792
LGE HoldCo VI BV
7.125%, 5/15/24 (b)	EUR	3,158	3,677,983
Liberty Interactive LLC
3.75%, 2/15/30 (k)	U.S.$	2,240	1,243,142
McClatchy Co. (The)
9.00%, 12/15/22		5,524	4,868,025

	Principal Amount (000)		U.S. $ Value
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		8,000	7,760,000
Mediacom LLC/Mediacom Capital Corp.
7.25%, 2/15/22		965	969,825
Neptune Finco Corp.
10.125%, 1/15/23 (b)		3,053	3,213,283
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		6,331	6,346,827
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (b)		2,709	2,732,704
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22		2,935	3,001,038
5.875%, 3/15/25		2,925	2,974,345
Quebecor Media, Inc.
5.75%, 1/15/23		2,000	2,012,500
Radio One, Inc.
7.375%, 4/15/22 (b)		7,700	6,930,000
9.25%, 2/15/20 (b)		9,972	7,877,880
Sinclair Television Group, Inc.
5.375%, 4/01/21		7,468	7,496,005
5.625%, 8/01/24 (b)		7,000	6,807,500
6.125%, 10/01/22		2,957	3,038,318
6.375%, 11/01/21		3,500	3,605,000
Sirius XM Radio, Inc.
6.00%, 7/15/24 (b)		12,147	12,723,982
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		1,540	1,570,800
TEGNA, Inc.
4.875%, 9/15/21 (b)		1,071	1,076,355
5.50%, 9/15/24 (b)		719	722,595
6.375%, 10/15/23		3,966	4,184,130
Time, Inc.
5.75%, 4/15/22 (b)		7,772	6,819,930
Townsquare Media, Inc.
6.50%, 4/01/23 (b)		5,674	5,276,820
Unitymedia GmbH
6.125%, 1/15/25 (b)		2,953	2,997,886
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 9/15/22 (b)	EUR	2,430	2,775,201
5.50%, 1/15/23 (b)	U.S.$	8,392	8,774,507
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (b)		11,849	11,358,305
6.75%, 9/15/22 (b)		3,335	3,435,050
8.50%, 5/15/21 (b)		4,450	4,416,625
UPCB Finance IV Ltd.
5.375%, 1/15/25 (b)		5,668	5,441,280
UPCB Finance VI Ltd.
6.875%, 1/15/22 (b)		426	449,114
Virgin Media Finance PLC
4.875%, 2/15/22		8,905	7,346,625
5.25%, 2/15/22		941	837,490

	Principal Amount (000)		U.S. $ Value
5.75%, 1/15/25 (b)		3,070	3,039,300
6.00%, 10/15/24 (b)		7,381	7,436,357
6.375%, 4/15/23 (b)		3,360	3,444,000
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (b)	GBP	2,070	2,890,552
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (b)(j)	U.S.$	4,813	4,596,673
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		8,720	8,218,600
13.375%, 10/15/19		2,375	2,173,125
Ziggo Bond Finance BV
5.875%, 1/15/25 (b)		6,178	5,668,315

			311,455,932

Communications - Telecommunications - 4.0%
Altice Luxembourg SA
7.25%, 5/15/22 (b)	EUR	12,330	12,639,145
7.625%, 2/15/25 (b)	U.S.$	1,941	1,720,211
CenturyLink, Inc.
Series V
5.625%, 4/01/20		2,500	2,453,125
Series W
6.75%, 12/01/23		1,850	1,750,563
Cincinnati Bell, Inc.
8.375%, 10/15/20		1,600	1,628,000
Columbus International, Inc.
7.375%, 3/30/21 (b)		18,972	18,868,066
CommScope Technologies Finance LLC
6.00%, 6/15/25 (b)		3,182	3,094,495
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (b)		7,539	7,180,897
8.25%, 10/15/23		15,715	13,868,487
Frontier Communications Corp.
6.25%, 9/15/21		5,502	4,635,435
7.125%, 1/15/23		100	83,250
7.625%, 4/15/24		10,222	8,535,370
7.875%, 1/15/27		4,058	3,124,660
9.00%, 8/15/31		4,350	3,458,250
10.50%, 9/15/22 (b)		22	21,395
11.00%, 9/15/25 (b)		1,772	1,707,765
InterXion Holding NV
6.00%, 7/15/20 (b)	EUR	12,930	14,568,752
Level 3 Financing, Inc.
5.375%, 1/15/24 (b)	U.S.$	2,601	2,627,010
6.125%, 1/15/21		2,690	2,817,775
Millicom International Cellular SA
6.00%, 3/15/25 (b)		2,963	2,503,439
Numericable-SFR SAS
5.375%, 5/15/22 (b)	EUR	622	690,658
5.625%, 5/15/24 (b)		1,981	2,175,074
6.00%, 5/15/22 (b)		5,028	4,952,580

	Principal Amount (000)		U.S. $ Value
Sable International Finance Ltd.
6.875%, 8/01/22 (b)	U.S.$	2,219	2,063,670
SBA Communications Corp.
5.625%, 10/01/19		3,846	3,999,840
SBA Telecommunications, Inc.
5.75%, 7/15/20		2,174	2,255,525
Sprint Capital Corp.
6.875%, 11/15/28		37	24,374
8.75%, 3/15/32		5,865	4,134,825
Sprint Communications, Inc.
6.00%, 11/15/22		1,925	1,294,563
Sprint Corp.
7.125%, 6/15/24		8,710	5,879,250
7.625%, 2/15/25		7,935	5,420,597
7.875%, 9/15/23		2,752	1,960,800
T-Mobile USA, Inc.
6.00%, 3/01/23		3,547	3,566,509
6.125%, 1/15/22		1,460	1,485,550
6.50%, 1/15/26		1,686	1,686,000
6.542%, 4/28/20		967	996,010
6.625%, 11/15/20		1,488	1,530,408
6.731%, 4/28/22		607	622,934
6.836%, 4/28/23		4,673	4,813,190
Telecom Italia Capital SA
7.20%, 7/18/36		7,680	7,488,000
7.721%, 6/04/38		4,700	4,840,060
Telecom Italia SpA
5.303%, 5/30/24 (b)		5,639	5,498,025
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (b)		5,008	4,782,640
Wind Acquisition Finance SA
4.75%, 7/15/20 (b)		5,894	5,790,855
7.375%, 4/23/21 (b)		11,197	10,644,092
Windstream Services LLC
6.375%, 8/01/23		12,858	9,289,905
7.75%, 10/01/21		2,780	2,168,400
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		6,199	6,059,522
6.375%, 5/15/25		3,000	2,910,000

			216,309,946

Consumer Cyclical - Automotive - 2.0%
Affinia Group, Inc.
7.75%, 5/01/21		7,248	7,429,200
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (c)		15,162	12,281,220
Dana Holding Corp.
6.00%, 9/15/23		3,683	3,508,057
6.75%, 2/15/21		638	644,380
Exide Technologies
Zero Coupon, 2/01/18 (g)(l)		10,401	0	^
Series AI
7.00%, 4/30/25 (g)(j)(k)(l)		17,130	13,019,158
11.00%, 4/30/20 (h)(j)		22,338	18,093,756

	Principal Amount (000)		U.S. $ Value
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (b)	EUR	710	553,660
6.00%, 7/15/22 (b)	U.S.$	15,049	11,098,637
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		700	738,500
8.75%, 8/15/20		2,829	3,260,423
LKQ Corp.
4.75%, 5/15/23		6,387	6,019,747
Meritor, Inc.
6.25%, 2/15/24		2,087	1,634,382
6.75%, 6/15/21		4,325	3,784,375
Navistar International Corp.
8.25%, 11/01/21		11,599	7,220,377
Schaeffler Holding Finance BV
6.75%, 11/15/22 (b)(j)		4,484	4,685,780
6.875% (6.875% Cash or 7.625% PIK), 8/15/18 (b)(j)		2,200	2,260,500
6.875%, 8/15/18 (b)(j)	EUR	3,174	3,548,595
Titan International, Inc.
6.875%, 10/01/20 (c)	U.S.$	7,045	5,153,277
ZF North America Capital, Inc.
4.75%, 4/29/25 (b)		6,260	5,868,750

			110,802,774

Consumer Cyclical - Entertainment - 0.6%
AMC Entertainment, Inc.
5.75%, 6/15/25		6,515	6,637,156
Carlson Travel Holdings, Inc.
7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (b)(j)		7,910	7,593,556
Carlson Wagonlit BV
6.875%, 6/15/19 (b)		3,275	3,340,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24		2,923	2,937,615
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (b)		2,963	2,829,665
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		271	282,518
Regal Entertainment Group
5.75%, 6/15/23-2/01/25		7,694	7,533,790
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		1,000	1,075,000
7.50%, 10/15/27		3,000	3,345,000

			35,574,800

Consumer Cyclical - Other - 3.6%
Beazer Homes USA, Inc.
5.75%, 6/15/19		6,055	5,328,400
7.50%, 9/15/21		3,353	2,682,400
Boyd Gaming Corp.
9.00%, 7/01/20		6,649	7,014,695
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (d)		1,935	619,200
11.25%, 6/01/17 (d)		1,350	977,063

	Principal Amount (000)		U.S. $ Value
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		6,600	6,138,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22		5,320	4,176,200
CalAtlantic Group, Inc.
6.625%, 5/01/20		7,280	7,844,200
8.375%, 5/15/18		3,250	3,583,125
10.75%, 9/15/16		1,667	1,758,685
DR Horton, Inc.
4.75%, 5/15/17		2,000	2,045,000
6.50%, 4/15/16		1,000	1,006,250
Eldorado Resorts, Inc.
7.00%, 8/01/23 (b)		4,493	4,425,605
International Game Technology PLC
6.25%, 2/15/22 (b)		12,305	11,843,562
6.50%, 2/15/25 (b)		10,375	9,285,625
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		266	271,985
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		12,319	7,145,020
7.25%, 10/15/20 (b)		1,741	1,397,152
KB Home
4.75%, 5/15/19		3,513	3,372,480
7.00%, 12/15/21		6,306	5,927,640
7.25%, 6/15/18		1,000	1,048,750
7.50%, 9/15/22		2,741	2,595,727
9.10%, 9/15/17		1,300	1,391,000
Lennar Corp.
4.50%, 6/15/19		1,690	1,732,250
6.95%, 6/01/18		2,780	2,967,650
Series B
6.50%, 4/15/16		3,200	3,220,000
MCE Finance Ltd.
5.00%, 2/15/21 (b)		1,559	1,391,408
MDC Holdings, Inc.
5.50%, 1/15/24		848	831,040
6.00%, 1/15/43		9,697	7,369,720
Meritage Homes Corp.
6.00%, 6/01/25		4,696	4,578,600
7.00%, 4/01/22		7,207	7,387,175
7.15%, 4/15/20		2,500	2,606,250
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (b)		1,806	1,808,257
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (b)(j)		7,858	5,500,763
PulteGroup, Inc.
6.00%, 2/15/35		932	906,370
6.375%, 5/15/33		1,615	1,623,075
7.875%, 6/15/32		7,600	8,550,000
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (b)	EUR	1,752	1,983,102

	Principal Amount (000)		U.S. $ Value
Scientific Games International, Inc.
7.00%, 1/01/22 (b)	U.S.$	6,106	5,739,640
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (b)		6,743	6,743,000
6.125%, 4/01/25 (b)		4,677	4,675,223
Studio City Finance Ltd.
8.50%, 12/01/20 (b)(c)		6,480	6,060,420
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (b)		11,952	10,846,440
5.875%, 4/15/23 (b)		4,950	4,628,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (b)		4,515	3,959,091
Wynn Macau Ltd.
5.25%, 10/15/21 (b)		8,100	7,047,000

			194,032,488

Consumer Cyclical - Restaurants - 0.4%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (b)		10,455	10,912,406
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (b)	GBP	751	1,094,124
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (b)		2,879	4,226,328
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (b)		2,206	3,147,258

			19,380,116

Consumer Cyclical - Retailers - 2.7%
American Tire Distributors, Inc.
10.25%, 3/01/22 (b)	U.S.$	8,983	7,455,890
Argos Merger Sub, Inc.
7.125%, 3/15/23 (b)		11,752	11,840,140
Asbury Automotive Group, Inc.
6.00%, 12/15/24 (b)		1,507	1,473,093
Brighthouse Group PLC
7.875%, 5/15/18 (b)	GBP	4,319	5,728,781
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	7,214	7,087,755
Dollar Tree, Inc.
5.75%, 3/01/23 (b)		10,697	11,271,964
Dufry Finance SCA
4.50%, 8/01/23 (b)	EUR	6,912	7,665,604
Group 1 Automotive, Inc.
5.00%, 6/01/22	U.S.$	2,143	2,038,529
JC Penney Corp., Inc.
6.375%, 10/15/36		1,169	742,315
7.40%, 4/01/37		4,492	2,964,720
L Brands, Inc.
6.875%, 11/01/35 (b)		11,730	12,125,887
6.90%, 7/15/17		2,401	2,557,065
6.95%, 3/01/33		3,500	3,502,187

	Principal Amount (000)		U.S. $ Value
Levi Strauss & Co.
5.00%, 5/01/25		7,819	7,623,525
Murphy Oil USA, Inc.
6.00%, 8/15/23		3,166	3,298,972
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.5% PIK), 10/15/21 (b)(j)		15,453	9,812,655
Party City Holdings, Inc.
6.125%, 8/15/23 (b)(c)		6,058	5,876,260
Rite Aid Corp.
6.125%, 4/01/23 (b)		13,761	14,517,855
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		2,086	2,153,795
5.75%, 6/01/22		5,376	5,611,200
Serta Simmons Bedding LLC
8.125%, 10/01/20 (b)		9,414	9,637,582
Sonic Automotive, Inc.
5.00%, 5/15/23		8,953	8,404,629
Wolverine World Wide, Inc.
6.125%, 10/15/20		1,999	2,068,965

			145,459,368

Consumer Non-Cyclical - 8.2%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		5,730	5,400,525
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (b)		11,200	9,856,000
Alere, Inc.
6.375%, 7/01/23 (b)		1,482	1,400,490
7.25%, 7/01/18		3,046	3,148,803
AMAG Pharmaceuticals, Inc.
7.875%, 9/01/23 (b)		6,466	5,867,895
Amsurg Corp.
5.625%, 7/15/22		10,840	10,880,650
Aramark Services, Inc.
5.125%, 1/15/24 (b)		1,484	1,532,230
5.75%, 3/15/20		2,684	2,784,717
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (b)(j)		11,551	7,623,660
9.25%, 2/15/19 (b)		6,528	6,201,600
Boparan Finance PLC
5.25%, 7/15/19 (b)	GBP	5,799	7,689,791
5.50%, 7/15/21 (b)		9,185	11,582,620
Care UK Health & Social Care PLC
5.591%, 7/15/19 (b)(i)		1,357	1,706,393
8.091%, 1/15/20 (b)(i)		2,000	2,454,390
Cerba European Lab SAS
7.00%, 2/01/20 (b)	EUR	4,950	5,541,877
Cerberus Nightingale 1 SARL
8.25%, 2/01/20 (b)		1,000	1,096,841
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (c)	U.S.$	8,522	7,712,410

	Principal Amount (000)		U.S. $ Value
Concordia Healthcare Corp.
7.00%, 4/15/23 (b)		1,245	1,083,150
9.50%, 10/21/22 (b)		4,800	4,692,000
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25		10,922	10,744,517
Elior Finance & Co. SCA
6.50%, 5/01/20 (b)	EUR	658	753,836
Endo Finance LLC
5.75%, 1/15/22 (b)	U.S.$	3,100	3,084,500
Endo Finance LLC/Endo Finco, Inc.
7.75%, 1/15/22 (b)		3,035	3,167,781
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (b)		11,358	11,288,246
Envision Healthcare Corp.
5.125%, 7/01/22 (b)		8,481	8,332,582
Ephios Bondco PLC
6.25%, 7/01/22 (b)	EUR	9,492	10,507,360
First Quality Finance Co., Inc.
4.625%, 5/15/21 (b)	U.S.$	16,738	15,231,580
Galaxy Bidco Ltd.
6.375%, 11/15/20 (b)	GBP	4,512	6,397,003
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22	U.S.$	4,914	4,988,201
HCA, Inc.
4.25%, 10/15/19		3,274	3,355,850
5.375%, 2/01/25		441	445,961
5.875%, 3/15/22-2/15/26		7,379	7,655,205
HealthSouth Corp.
7.75%, 9/15/22		246	255,225
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (b)		1,473	1,500,619
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (b)	EUR	6,584	7,515,337
Horizon Pharma Financing, Inc.
6.625%, 5/01/23 (b)	U.S.$	9,168	8,251,200
HRG Group, Inc.
7.875%, 7/15/19 (b)		2,942	3,059,680
7.875%, 7/15/19		11,061	11,544,919
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		12,424	11,647,500
IDH Finance PLC
6.00%, 12/01/18 (b)	GBP	2,145	3,025,846
Immucor, Inc.
11.125%, 8/15/19	U.S.$	7,400	6,049,500
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		14,959	14,510,230
LifePoint Health, Inc.
5.875%, 12/01/23		7,809	8,101,837
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)		11,782	10,485,980
5.625%, 10/15/23 (b)		1,441	1,350,938
5.75%, 8/01/22 (b)		54	51,570

	Principal Amount (000)		U.S. $ Value
MEDNAX, Inc.
5.25%, 12/01/23 (b)		2,302	2,359,550
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (b)		6,322	6,329,902
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, 1/15/24 (b)		2,141	2,215,935
Post Holdings, Inc.
6.00%, 12/15/22 (b)		2,096	2,080,280
7.375%, 2/15/22		17,141	18,062,329
8.00%, 7/15/25 (b)		1,130	1,214,750
PRA Holdings, Inc.
9.50%, 10/01/23 (b)		10,606	11,613,570
Priory Group No. 3 PLC
7.00%, 2/15/18 (b)	GBP	3,955	5,733,854
R&R Ice Cream PLC
5.50%, 5/15/20 (b)		4,939	7,160,739
8.25%, 5/15/20 (b)	AUD	3,910	2,846,514
R&R PIK PLC
9.25%, 5/15/18 (b)(j)	EUR	4,332	4,720,027
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (b)	U.S.$	1,568	1,618,960
RSI Home Products, Inc.
6.50%, 3/15/23 (b)		12,063	12,394,732
Smithfield Foods, Inc.
5.25%, 8/01/18 (b)		3,549	3,619,980
5.875%, 8/01/21 (b)		5,820	5,907,300
6.625%, 8/15/22		1,516	1,593,695
Spectrum Brands, Inc.
5.75%, 7/15/25 (b)		4,374	4,483,350
6.125%, 12/15/24 (b)		2,311	2,403,440
6.375%, 11/15/20		2,586	2,728,230
6.625%, 11/15/22		2,624	2,794,560
Sun Products Corp. (The)
7.75%, 3/15/21 (b)		16,271	14,887,965
Surgical Care Affiliates, Inc.
6.00%, 4/01/23 (b)		2,748	2,658,690
TeamSystem Holding SpA
7.375%, 5/15/20 (b)	EUR	5,692	6,373,449
Tenet Healthcare Corp.
6.875%, 11/15/31	U.S.$	16,407	12,797,460
8.125%, 4/01/22		4,631	4,642,578
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (b)		1,466	1,293,745
5.875%, 5/15/23 (b)		2,975	2,670,063
6.125%, 4/15/25 (b)		10,988	9,875,465
6.75%, 8/15/21 (b)		2,100	2,037,000
7.25%, 7/15/22 (b)		5,402	5,266,950
Voyage Care Bondco PLC
6.50%, 8/01/18 (b)	GBP	4,750	6,684,348

			442,628,455

	Principal Amount (000)		U.S. $ Value
Energy - 4.6%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	7,745	6,525,162
5.375%, 11/01/21		9,000	7,627,500
5.625%, 6/01/23 (b)		2,422	2,010,260
6.00%, 12/01/20		1,911	1,672,125
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22		4,006	650,975
California Resources Corp.
6.00%, 11/15/24		2,229	423,510
8.00%, 12/15/22 (b)		5,980	2,377,050
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		1,394	1,083,835
Chaparral Energy, Inc.
7.625%, 11/15/22		9,723	1,847,370
8.25%, 9/01/21		2,000	340,000
CHC Helicopter SA
9.25%, 10/15/20		13,492	5,936,436
Chesapeake Energy Corp.
2.50%, 5/15/37 (k)		5,299	2,503,777
3.872%, 4/15/19 (i)		5,133	1,360,245
4.875%, 4/15/22		4,915	1,302,475
7.25%, 12/15/18		411	152,070
Cobalt International Energy, Inc.
2.625%, 12/01/19 (k)		4,083	2,064,467
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/01/23 (b)		5,424	3,295,080
DCP Midstream Operating LP
2.70%, 4/01/19		2,670	2,142,923
3.875%, 3/15/23		7,360	4,947,510
4.95%, 4/01/22		2,685	2,014,223
5.60%, 4/01/44		10,432	6,226,798
Denbury Resources, Inc.
4.625%, 7/15/23		21,079	6,956,070
5.50%, 5/01/22		1,380	483,000
Energy Transfer Equity LP
5.875%, 1/15/24		8,866	6,915,480
7.50%, 10/15/20		6,077	5,347,760
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		3,500	192,500
11.00%, 3/15/20 (b)		4,905	1,177,200
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		1,899	664,650
7.75%, 9/01/22		1,866	653,100
9.375%, 5/01/20		13,149	5,588,325
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		16,442	11,509,400
Golden Energy Offshore Services AS
8.41%, 5/28/17 (e)(i)	NOK	33,602	1,412,747
Halcon Resources Corp.
13.00%, 2/15/22 (b)	U.S.$	1,292	335,920
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		3,948	3,750,600

	Principal Amount (000)	U.S. $ Value
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21	5,000	2,825,000
5.875%, 4/01/20	4,695	2,817,000
Laredo Petroleum, Inc.
5.625%, 1/15/22	1,777	1,261,670
7.375%, 5/01/22	5,638	4,186,215
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19	2,788	348,500
6.50%, 9/15/21	655	73,701
8.625%, 4/15/20	4,190	628,500
Newfield Exploration Co.
5.625%, 7/01/24	4,116	3,447,150
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (b)	4,001	2,860,715
Northern Oil and Gas, Inc.
8.00%, 6/01/20	3,075	1,722,000
Oasis Petroleum, Inc.
6.50%, 11/01/21	646	387,600
6.875%, 3/15/22-1/15/23	11,106	6,432,580
Offshore Group Investment Ltd.
7.125%, 4/01/23 (d)(h)	8,325	1,602,563
7.50%, 11/01/19 (d)(h)	8,860	1,639,100
10.00%, 12/31/20 (e)(g)	967	938,688
Pacific Drilling SA
5.375%, 6/01/20 (b)	12,449	2,987,760
Paragon Offshore PLC
6.75%, 7/15/22 (b)	17,781	2,267,077
7.25%, 8/15/24 (b)	6,607	817,616
PHI, Inc.
5.25%, 3/15/19	7,518	6,070,785
Precision Drilling Corp.
6.50%, 12/15/21	1,870	1,215,500
QEP Resources, Inc.
5.25%, 5/01/23	4,547	3,091,960
5.375%, 10/01/22	1,061	721,480
6.875%, 3/01/21	3,298	2,506,480
Range Resources Corp.
4.875%, 5/15/25 (b)	2,520	2,041,200
5.00%, 3/15/23	7,888	6,152,640
Sabine Pass Liquefaction LLC
5.625%, 3/01/25	6,695	5,757,700
5.75%, 5/15/24	7,426	6,516,315
6.25%, 3/15/22	3,000	2,763,750
Sabine Pass LNG LP
6.50%, 11/01/20	2,949	3,048,529
Sanchez Energy Corp.
6.125%, 1/15/23	5,546	2,218,400
SandRidge Energy, Inc.
7.50%, 2/15/23	1,970	4,925
8.125%, 10/15/22	3,164	15,820
Seitel, Inc.
9.50%, 4/15/19	2,574	1,570,140
Seven Generations Energy Ltd.
6.75%, 5/01/23 (b)	2,564	2,128,120
8.25%, 5/15/20 (b)	5,583	4,975,849

	Principal Amount (000)		U.S. $ Value
SM Energy Co.
5.00%, 1/15/24		2,390	1,284,625
5.625%, 6/01/25		3,563	1,906,205
6.125%, 11/15/22		2,094	1,204,050
6.50%, 1/01/23		2,737	1,580,618
Southern Star Central Corp.
5.125%, 7/15/22 (b)		6,100	5,124,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 5/01/23		8,186	6,344,150
6.375%, 8/01/22		2,736	2,270,880
6.75%, 3/15/24 (b)		650	536,250
6.875%, 2/01/21		3,250	2,811,250
Tervita Corp.
8.00%, 11/15/18 (b)		12,243	7,223,370
9.75%, 11/01/19 (b)		4,592	826,560
10.875%, 2/15/18 (b)		8,322	1,497,960
Transocean, Inc.
6.80%, 3/15/38		7,616	3,579,520
7.50%, 4/15/31		1,800	873,000
Weatherford International Ltd./Bermuda
5.95%, 4/15/42		2,292	1,272,060
6.50%, 8/01/36		2,944	1,707,520
6.75%, 9/15/40		1,826	1,127,555
Whiting Petroleum Corp.
1.25%, 4/01/20 (b)(k)		2,925	1,584,984
5.75%, 3/15/21		5,080	3,187,700
6.25%, 4/01/23		10,995	6,871,875
WPX Energy, Inc.
5.25%, 9/15/24		7,377	4,020,465
8.25%, 8/01/23		1,315	841,600

			247,209,768

Other Industrial - 1.0%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (b)		4,260	3,322,800
9.00%, 10/15/18 (b)	EUR	1,810	1,489,403
B456 Systems, Inc.
3.75%, 4/15/16 (f)(k)(l)	U.S.$	3,985	79,700
Belden, Inc.
5.25%, 7/15/24 (b)		3,975	3,567,563
Briggs & Stratton Corp.
6.875%, 12/15/20		737	794,118
General Cable Corp.
4.50%, 11/15/29 (k)(m)		5,909	2,987,738
5.75%, 10/01/22		9,213	6,967,331
Laureate Education, Inc.
9.25%, 9/01/19 (b)		19,481	10,665,847
Liberty Tire Recycling LLC
11.00%, 3/31/21 (e)(g)(j)		2,058	834,487
Modular Space Corp.
10.25%, 1/31/19 (b)		6,094	1,964,626
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		5,748	3,276,360
13.00% (6.00% Cash and 7.00% PIK), 3/15/18 (j)		5,366	5,472,919

	Principal Amount (000)		U.S. $ Value
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (b)		11,622	11,389,560

			52,812,452

Services - 0.2%
Geo Debt Finance SCA
7.50%, 8/01/18 (b)(c)	EUR	1,635	1,583,892
IHS, Inc.
5.00%, 11/01/22	U.S.$	3,524	3,524,000
Mobile Mini, Inc.
7.875%, 12/01/20		2,320	2,366,400
Service Corp. International/US
7.50%, 4/01/27		1,575	1,807,312

			9,281,604

Technology - 2.6%
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20 (b)		2,881	3,086,271
Amkor Technology, Inc.
6.375%, 10/01/22		10,924	10,350,490
Avaya, Inc.
7.00%, 4/01/19 (b)		8,174	5,435,710
10.50%, 3/01/21 (b)		21,883	5,580,165
Blackboard, Inc.
7.75%, 11/15/19 (b)		2,129	1,756,425
BMC Software Finance, Inc.
8.125%, 7/15/21 (b)		6,701	4,104,363
BMC Software, Inc.
7.25%, 6/01/18		337	272,970
CDW LLC/CDW Finance Corp.
5.00%, 9/01/23		4,154	4,195,540
5.50%, 12/01/24		3,786	3,939,787
6.00%, 8/15/22		3,583	3,766,629
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (b)		7,458	5,891,820
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (b)		1,945	821,763
CPI International, Inc.
8.75%, 2/15/18		6,323	6,180,732
Dell, Inc.
6.50%, 4/15/38		8,083	6,385,570
Energizer Holdings, Inc.
5.50%, 6/15/25 (b)		4,473	4,159,890
Ensemble S Merger Sub, Inc.
9.00%, 9/30/23 (b)		9,170	8,551,025
First Data Corp.
6.75%, 11/01/20 (b)		1,058	1,113,545
7.00%, 12/01/23 (b)		6,785	6,835,887
Goodman Networks, Inc.
12.125%, 7/01/18		8,670	2,601,000

	Principal Amount (000)		U.S. $ Value
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (b)(j)		6,671	4,753,087
Infor US, Inc.
5.75%, 8/15/20 (b)		2,606	2,625,545
6.50%, 5/15/22 (b)		12,441	10,854,772
Iron Mountain, Inc.
5.75%, 8/15/24		3,155	3,115,563
Micron Technology, Inc.
5.25%, 8/01/23 (b)		3,279	2,655,990
5.50%, 2/01/25		9,200	7,268,000
Microsemi Corp.
9.125%, 4/15/23 (b)		4,502	4,738,355
MSCI, Inc.
5.25%, 11/15/24 (b)		1,210	1,247,813
5.75%, 8/15/25 (b)		2,943	3,112,223
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (b)		8,374	8,612,015
Open Text Corp.
5.625%, 1/15/23 (b)		2,491	2,478,545
Sabre GLBL, Inc.
5.25%, 11/15/23 (b)		1,648	1,631,520
5.375%, 4/15/23 (b)		4,041	4,061,205
Syniverse Holdings, Inc.
9.125%, 1/15/19		1,598	607,240

			142,791,455

Transportation - Airlines - 0.4%
Air Canada
6.75%, 10/01/19 (b)		6,910	7,082,750
8.75%, 4/01/20 (b)		11,145	11,827,631
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19		500	519,004
UAL Pass-Through Trust
Series 2007-1A
6.636%, 7/02/22		1,600	1,695,473

			21,124,858

Transportation - Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (b)		3,500	3,167,500
5.50%, 4/01/23 (c)		2,587	2,457,650
Avis Budget Finance PLC
6.00%, 3/01/21 (b)	EUR	2,070	2,273,264
CEVA Group PLC
9.00%, 9/01/21 (b)	U.S.$	8,022	5,755,785
Con-way, Inc.
6.70%, 5/01/34		13,854	7,065,540
EC Finance PLC
5.125%, 7/15/21 (b)	EUR	4,232	4,653,294

	Principal Amount (000)		U.S. $ Value
Europcar Groupe SA
5.75%, 6/15/22 (b)		2,550	2,797,498
Hapag-Lloyd AG
9.75%, 10/15/17 (b)	U.S.$	952	961,520
Hertz Corp. (The)
5.875%, 10/15/20 (c)		8,854	8,716,763
7.50%, 10/15/18		1,900	1,928,500
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (b)		3,120	2,979,600

			42,756,914

			2,339,798,678

Financial Institutions - 7.9%
Banking - 5.3%
ABN AMRO Bank NV
4.31%, 3/10/16 (n)	EUR	5,396	5,840,764
5.00%, 2/17/16 (n)	GBP	1,698	2,417,044
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	505	497,425
8.00%, 11/01/31		6,998	7,937,470
Banco Bilbao Vizcaya Argentaria SA
6.75%, 2/18/20 (b)(n)	EUR	4,400	4,444,294
Banco Santander SA
6.25%, 3/12/19 (b)(n)		8,600	8,571,070
Bank of America Corp.
Series AA
6.10%, 3/17/25 (n)	U.S.$	7,966	7,961,220
Series X
6.25%, 9/05/24 (n)		521	521,000
Series Z
6.50%, 10/23/24 (n)		4,009	4,188,122
Bank of Ireland
10.00%, 7/30/16-2/12/20 (b)	EUR	3,689	4,560,149
Barclays Bank PLC
6.86%, 6/15/32 (b)(n)	U.S.$	838	963,868
7.625%, 11/21/22		6,508	7,273,035
7.70%, 4/25/18 (b)(n)		4,629	4,995,029
7.75%, 4/10/23		6,059	6,422,540
Barclays PLC
8.00%, 12/15/20 (n)	EUR	622	706,311
BBVA International Preferred SAU
1.519%, 3/22/16 (i)(n)		3,030	3,155,567
4.952%, 9/20/16 (b)(c)(n)		8,900	9,544,956
Citigroup, Inc.
5.95%, 1/30/23 (n)	U.S.$	14,778	14,408,550
Series M
6.30%, 5/15/24 (n)		7,000	6,790,000
Commerzbank AG
8.125%, 9/19/23 (b)		12,894	14,484,088

	Principal Amount (000)		U.S. $ Value
Countrywide Capital III
Series B
8.05%, 6/15/27		11,735	14,584,082
Credit Agricole SA
6.625%, 9/23/19 (b)(n)		3,483	3,277,203
7.589%, 1/30/20 (n)	GBP	4,950	7,612,225
8.125%, 12/23/25 (b)(n)	U.S.$	2,450	2,442,679
Credit Suisse Group AG
7.50%, 12/11/23 (b)(n)		19,414	19,947,885
Danske Bank A/S
5.684%, 2/15/17 (n)	GBP	5,500	7,887,890
Dresdner Funding Trust I
8.151%, 6/30/31 (b)	U.S.$	816	979,200
HBOS Capital Funding LP
4.939%, 5/23/16 (n)	EUR	3,901	4,268,213
HT1 Funding GmbH
6.352%, 6/30/17 (c)(n)		2,700	2,949,040
ING Groep NV
6.00%, 4/16/20 (n)	U.S.$	3,967	3,847,990
6.50%, 4/16/25 (n)		7,086	6,873,420
Intesa Sanpaolo SpA
5.017%, 6/26/24 (b)		10,206	9,788,615
5.71%, 1/15/26 (b)		5,445	5,349,789
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)(n)		11,654	11,887,553
Lloyds Banking Group PLC
6.413%, 10/01/35 (b)(c)(n)		3,709	4,089,173
6.657%, 5/21/37 (b)(n)		1,801	2,008,115
7.50%, 6/27/24 (n)		3,535	3,658,725
Royal Bank of Scotland Group PLC
8.00%, 8/10/25 (n)		6,610	6,783,513
Series U
7.64%, 9/30/17 (n)		1,200	1,233,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)		253	269,445
Skandinaviska Enskilda Banken AB
5.75%, 5/13/20 (b)(n)		13,500	12,841,875
SNS Bank NV
11.25%, 12/31/49 (f)(g)(l)	EUR	1,001	0
Societe Generale SA
8.00%, 9/29/25 (b)(n)	U.S.$	22,166	21,929,001
UBS Group AG
7.00%, 2/19/25 (b)(n)		11,235	11,670,356
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (b)		1,870	1,927,656
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,415,168
Zions Bancorporation
5.65%, 11/15/23	U.S.$	2,289	2,318,070
5.80%, 6/15/23 (n)		430	412,929

			287,935,312

	Principal Amount (000)	U.S. $ Value
Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
4.80%, 3/13/14 (f)(o)	1,800	149,940
6.875%, 5/02/18 (f)	1,600	135,040

		284,980

Finance - 1.3%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (b)(j)	8,952	760,891
Creditcorp
12.00%, 7/15/18 (b)	6,205	3,536,850
Enova International, Inc.
9.75%, 6/01/21	12,138	8,739,360
ILFC E-Capital Trust II
4.74%, 12/21/65 (b)(i)	1,500	1,350,000
International Lease Finance Corp.
5.875%, 4/01/19	2,300	2,383,375
8.25%, 12/15/20	10,200	11,628,000
8.75%, 3/15/17	2,375	2,496,362
Navient Corp.
4.875%, 6/17/19	5,837	5,340,855
5.50%, 1/15/19-1/25/23	2,213	2,047,563
5.875%, 3/25/21-10/25/24	4,454	3,579,747
6.125%, 3/25/24	1,255	1,030,669
7.25%, 1/25/22	1,638	1,457,820
8.00%, 3/25/20	7,546	7,432,810
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (b)	1,492	1,506,920
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (b)	3,759	3,815,385
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (b)	14,675	10,566,000

		67,672,607

Insurance - 0.8%
American Equity Investment Life Holding Co.
6.625%, 7/15/21	3,087	3,210,480
Genworth Holdings, Inc.
6.15%, 11/15/66	2,535	671,775
7.625%, 9/24/21	4,725	3,236,625
HUB International Ltd.
7.875%, 10/01/21 (b)	4,413	3,872,408
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	14,759	16,825,260
USI, Inc./NY
7.75%, 1/15/21 (b)	5,378	4,826,755
Wayne Merger Sub LLC
8.25%, 8/01/23 (b)	9,105	7,966,875

		40,610,178

	Principal Amount (000)	U.S. $ Value
Other Finance - 0.4%
CNG Holdings, Inc.
9.375%, 5/15/20 (b)	5,987	2,454,670
FTI Consulting, Inc.
6.00%, 11/15/22	3,000	3,105,000
iPayment, Inc.
9.50%, 12/15/19 (b)	2,809	2,837,458
Series AI
9.50%, 12/15/19	7,558	7,633,955
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (b)	4,591	2,479,140
Speedy Group Holdings Corp.
12.00%, 11/15/17 (b)	7,281	3,567,690

		22,077,913

REITS - 0.1%
FelCor Lodging LP
5.625%, 3/01/23	7,213	7,203,984

		425,784,974

Utility - 1.8%
Electric - 1.8%
AES Corp./VA
4.875%, 5/15/23	1,500	1,327,500
5.50%, 3/15/24	3,250	2,920,938
Calpine Corp.
5.50%, 2/01/24	5,320	4,655,000
5.75%, 1/15/25	10,549	9,480,914
7.875%, 1/15/23 (b)	1,998	2,132,865
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (b)	6,556	5,834,840
DPL, Inc.
6.75%, 10/01/19	2,450	2,474,500
7.25%, 10/15/21	4,251	4,049,077
Dynegy, Inc.
7.375%, 11/01/22	7,755	6,863,175
7.625%, 11/01/24	12,140	10,683,200
FirstEnergy Corp.
Series C
7.375%, 11/15/31	4,551	5,622,246
GenOn Energy, Inc.
7.875%, 6/15/17	825	660,000
9.50%, 10/15/18	8,571	5,999,700
NRG Energy, Inc.
6.25%, 7/15/22	1,631	1,345,575
6.625%, 3/15/23	6,831	5,652,652
Series WI
6.25%, 5/01/24	5,556	4,430,910
NRG Yield Operating LLC
5.375%, 8/15/24	4,311	3,621,240
Talen Energy Supply LLC
4.60%, 12/15/21	12,404	7,132,300

	Principal Amount (000)		U.S. $ Value
Texas Competitive/TCEH
11.50%, 10/01/20 (p)		2,679	863,978
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (b)	EUR	7,830	8,982,691

			94,733,301

Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
NOVA Chemicals Corp.
5.00%, 5/01/25 (b)	U.S.$	2,349	2,202,187

Total Corporates - Non-Investment Grade (cost $3,353,553,804)			2,862,519,140

CORPORATES - INVESTMENT GRADE - 8.4%
Industrial - 3.8%
Basic - 1.0%
Braskem America Finance Co.
7.125%, 7/22/41 (b)		3,672	2,845,800
Braskem Finance Ltd.
5.75%, 4/15/21 (b)		200	184,250
6.45%, 2/03/24		4,416	3,875,040
7.00%, 5/07/20 (b)		208	206,960
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,193,564
7.125%, 5/01/20		1,100	1,235,916
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.125%, 6/15/19		1,298	674,960
6.50%, 11/15/20		3,362	1,697,810
6.625%, 5/01/21		649	318,010
6.75%, 2/01/22		1,566	747,765
Freeport-McMoRan, Inc.
5.45%, 3/15/43		3,735	1,482,720
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (b)		1,464	936,960
Glencore Funding LLC
2.125%, 4/16/18 (b)		560	472,713
GTL Trade Finance, Inc.
5.893%, 4/29/24 (b)		16,596	11,260,386
7.25%, 4/16/44 (b)		249	146,910
MeadWestvaco Corp.
8.20%, 1/15/30		2,940	3,725,980
Minsur SA
6.25%, 2/07/24 (b)		10,297	8,504,653
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,376,230
Vale Overseas Ltd.
6.875%, 11/21/36		8,495	5,360,175
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	3,919,507
8.50%, 1/15/25		1,000	1,304,474

			51,470,783

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.6%
GE Capital Trust II
5.50%, 9/15/67 (b)	EUR	4,000	4,618,593
General Electric Co.
Series D
5.00%, 1/21/21 (n)	U.S.$	12,108	12,440,970
Lafarge SA
7.125%, 7/15/36		2,640	3,128,437
Odebrecht Finance Ltd.
5.25%, 6/27/29 (b)		6,710	2,985,950
7.125%, 6/26/42 (b)		6,600	2,986,500
8.25%, 4/25/18 (b)	BRL	5,903	739,757
Owens Corning
6.50%, 12/01/16 (i)	U.S.$	21	21,578
7.00%, 12/01/36 (i)		4,450	4,944,404

			31,866,189

Communications - Media - 0.7%
CCO Safari II LLC
4.908%, 7/23/25 (b)		6,755	6,761,694
6.484%, 10/23/45 (b)		9,890	9,956,639
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,506,390
Myriad International Holdings BV
6.00%, 7/18/20 (b)		6,983	7,403,775
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (b)(n)		6,975	7,393,500

			35,021,998

Communications - Telecommunications - 0.1%
Qwest Corp.
6.75%, 12/01/21		1,000	1,042,500
6.875%, 9/15/33		4,249	4,018,785

			5,061,285

Consumer Cyclical - Automotive - 0.0%
Banque PSA Finance SA
4.375%, 4/04/16 (b)		1,500	1,505,775

Consumer Cyclical - Other - 0.1%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (b)		2,925	2,968,875

Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
6.75%, 4/15/18		349	378,927

Consumer Non-Cyclical - 0.1%
BRF SA
4.75%, 5/22/24 (b)		2,447	2,229,829
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	386,479

	Principal Amount (000)	U.S. $ Value
Forest Laboratories LLC
5.00%, 12/15/21 (b)	3,997	4,381,383

		6,997,691

Energy - 0.5%
Anadarko Petroleum Corp.
8.70%, 3/15/19	2,000	2,123,144
Cimarex Energy Co.
5.875%, 5/01/22	1,906	1,778,448
Energy Transfer Partners LP
7.60%, 2/01/24	3,200	3,090,013
Ensco PLC
4.70%, 3/15/21	2,000	1,329,760
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66	1,619	1,295,200
Kinder Morgan, Inc./DE
5.55%, 6/01/45	2,915	2,281,521
7.00%, 6/15/17	275	283,296
Series G
7.75%, 1/15/32	2,969	2,787,440
7.80%, 8/01/31	2,662	2,551,679
MPLX LP
4.875%, 12/01/24 (b)	3,895	3,039,966
Pioneer Natural Resources Co.
5.875%, 7/15/16	500	506,536
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	2,301	1,840,591
5.00%, 10/01/22	971	815,928
5.50%, 4/15/23	5,015	4,212,600
TransCanada PipeLines Ltd.
6.35%, 5/15/67	2,500	1,668,750

		29,604,872

Other Industrial - 0.2%
Fresnillo PLC
5.50%, 11/13/23 (b)	10,414	10,466,070

Technology - 0.5%
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (b)	4,637	4,729,740
6.00%, 1/15/22 (b)	3,529	3,696,627
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (b)	17,110	15,476,919
Seagate HDD Cayman
4.75%, 6/01/23	5,000	4,295,905

		28,199,191

Transportation - Airlines - 0.0%
America West Airlines Pass-Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19	910	969,316

	Principal Amount (000)		U.S. $ Value
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22		855	984,790

			1,954,106

			205,495,762

Financial Institutions - 3.8%
Banking - 1.3%
American Express Co.
6.80%, 9/01/66		4,555	4,492,369
BNP Paribas SA
7.195%, 6/25/37 (b)(n)		6,900	7,762,500
7.375%, 8/19/25 (b)(n)		4,322	4,240,962
BPCE SA
5.70%, 10/22/23 (b)		241	250,702
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (b)		3,191	3,261,432
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (b)		5,980	6,359,557
JPMorgan Chase & Co.
Series R
6.00%, 8/01/23 (n)		6,643	6,630,544
Series S
6.75%, 2/01/24 (n)		2,209	2,391,242
Series V
5.00%, 7/01/19 (n)		4,444	4,169,027
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17 (n)	GBP	1,225	1,783,904
Nordea Bank AB
6.125%, 9/23/24 (b)(n)	U.S.$	8,440	8,020,701
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23 (n)		3,888	3,625,560
Regions Bank/Birmingham AL
6.45%, 6/26/37		5,300	6,442,892
Santander Bank NA
8.75%, 5/30/18		3,800	4,300,152
Standard Chartered PLC
6.409%, 1/30/17 (b)(c)(n)		3,500	3,500,000
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (n)		2,482	2,488,205

			69,719,749

Brokerage - 0.3%
Charles Schwab Corp. (The)
7.00%, 2/01/22 (n)		6,830	7,769,125
E*TRADE Financial Corp.
5.375%, 11/15/22		4,281	4,505,753
GFI Group, Inc.
8.375%, 7/19/18		2,367	2,556,360

			14,831,238

	Principal Amount (000)		U.S. $ Value
Finance - 0.1%
Aviation Capital Group Corp.
4.625%, 1/31/18 (b)		2,367	2,402,505

Insurance - 1.8%
AAI Ltd.
Series 5
6.75%, 10/06/26	AUD	500	359,830
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,938	2,370,385
8.175%, 5/15/58		7,301	9,500,426
Aon Corp.
8.205%, 1/01/27		2,495	3,115,631
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (b)		1,801	1,292,218
Coventry Health Care, Inc.
5.95%, 3/15/17		1,415	1,484,150
Lincoln National Corp.
8.75%, 7/01/19		604	727,482
MetLife Capital Trust IV
7.875%, 12/15/37 (b)		1,765	2,118,000
MetLife, Inc.
6.40%, 12/15/36		3,700	3,885,000
10.75%, 8/01/39		3,495	5,366,573
Series C
5.25%, 6/15/20 (n)		8,051	7,864,821
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (b)		3,554	4,114,647
Nationwide Mutual Insurance Co.
2.802%, 12/15/24 (b)(i)		5,000	4,838,260
9.375%, 8/15/39 (b)		4,546	6,720,315
Pacific Life Insurance Co.
9.25%, 6/15/39 (b)		3,000	4,395,252
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	13,146,250
Swiss Re Capital I LP
6.854%, 5/25/16 (b)(n)		6,435	6,483,262
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	3,759,660
XLIT Ltd.
5.50%, 3/31/45		7,198	6,968,852
Series E
6.50%, 4/15/17 (n)		8,561	6,211,005
ZFS Finance USA Trust II
6.45%, 12/15/65 (b)		1,695	1,697,119
ZFS Finance USA Trust V
6.50%, 5/09/37 (b)		3,010	3,026,555

			99,445,693

Other Finance - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (b)		4,867	4,720,990

	Principal Amount (000)	U.S. $ Value
REITS - 0.2%
EPR Properties
5.75%, 8/15/22	3,445	3,681,465
7.75%, 7/15/20	3,036	3,581,096
Senior Housing Properties Trust
6.75%, 12/15/21	4,500	5,118,196

		12,380,757

		203,500,932

Utility - 0.8%
Electric - 0.6%
Consorcio Transmantaro SA
4.375%, 5/07/23 (b)(c)	14,103	13,574,138
EDP Finance BV
4.90%, 10/01/19 (b)	416	427,190
6.00%, 2/02/18 (b)	10,232	10,762,018
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67	5,125	3,946,250
Southern California Edison Co.
Series E
6.25%, 2/01/22 (n)	3,300	3,630,000

		32,339,596

Natural Gas - 0.2%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (b)	7,654	7,559,067
SourceGas LLC
5.90%, 4/01/17 (b)	3,000	3,117,543

		10,676,610

		43,016,206

Total Corporates - Investment Grade (cost $461,914,112)		452,012,900

Collateralized Mortgage Obligations - 7.8%
GSE Risk Share Floating Rate - 4.2%
Bellemeade Re Ltd.
Series 2015-1A, Class M2
4.727%, 7/25/25 (b)(i)	6,730	6,612,225
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.577%, 7/25/23 (i)	8,995	10,102,468
Series 2013-DN2, Class M2
4.677%, 11/25/23 (i)	7,100	6,908,296
Series 2014-DN1, Class M3
4.927%, 2/25/24 (i)	13,021	12,411,672
Series 2014-DN2, Class M3
4.027%, 4/25/24 (i)	5,376	4,823,270
Series 2014-DN3, Class M3
4.422%, 8/25/24 (i)	10,000	9,384,623
Series 2014-DN4, Class M3
4.977%, 10/25/24 (i)	1,900	1,828,653

	Principal Amount (000)	U.S. $ Value
Series 2014-HQ2, Class M3
4.177%, 9/25/24 (i)	3,045	2,748,035
Series 2014-HQ3, Class M3
5.177%, 10/25/24 (i)	8,520	8,291,743
Series 2015-DN1, Class M3
4.577%, 1/25/25 (i)	4,007	3,868,347
Series 2015-DNA1, Class M3
3.727%, 10/25/27 (i)	1,760	1,637,448
Series 2015-DNA2, Class B
7.977%, 12/25/27 (i)	5,280	4,771,092
Series 2015-DNA3, Class B
9.777%, 4/25/28 (i)	1,201	1,134,425
Series 2015-DNA3, Class M3
5.127%, 4/25/28 (i)	3,021	2,817,698
Series 2015-HQ1, Class M3
4.227%, 3/25/25 (i)	3,380	3,155,502
Series 2015-HQA1, Class B
9.227%, 3/25/28 (i)	5,450	4,741,114
Series 2015-HQA1, Class M3
5.127%, 3/25/28 (i)	6,335	5,911,062
Series 2015-HQA2, Class M3
5.227%, 5/25/28 (i)	1,740	1,626,251
Series 2016-DNA1, Class M3
5.975%, 7/25/28 (i)	6,579	6,530,987
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.677%, 10/25/23 (i)	7,285	7,471,657
Series 2014-C01, Class M2
4.827%, 1/25/24 (i)	9,535	9,299,576
Series 2014-C02, Class 1M2
3.027%, 5/25/24 (i)	3,410	2,886,726
Series 2014-C03, Class 1M2
3.427%, 7/25/24 (i)	11,973	10,516,831
Series 2014-C04, Class 1M2
5.327%, 11/25/24 (i)	23,605	22,977,933
Series 2014-C04, Class 2M2
5.427%, 11/25/24 (i)	3,828	3,751,356
Series 2015-C01, Class 1M2
4.727%, 2/25/25 (i)	16,455	15,521,634
Series 2015-C02, Class 1M2
4.427%, 5/25/25 (i)	5,881	5,400,594
Series 2015-C02, Class 2M2
4.427%, 5/25/25 (i)	11,991	11,091,336
Series 2015-C03, Class 1M2
5.427%, 7/25/25 (i)	3,696	3,543,124
Series 2015-C03, Class 2M2
5.427%, 7/25/25 (i)	14,908	14,287,703
Series 2015-C04, Class 1M2
6.127%, 4/25/28 (i)	6,108	5,979,528
Series 2015-C04, Class 2M2
5.977%, 4/25/28 (i)	7,247	7,062,347

	Principal Amount (000)	U.S. $ Value
JPMorgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
5.927%, 10/25/25 (b)(i)	7,785	7,698,845
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
5.927%, 11/25/25 (e)(i)	3,351	3,362,216

		230,156,317

Non-Agency Fixed Rate - 3.2%
Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35	5,924	5,837,485
Series 2006-24CB, Class A16
5.75%, 6/25/36	979	849,999
Series 2007-15CB, Class A19
5.75%, 7/25/37	997	886,775
BCAP LLC Trust
Series 2009-RR13, Class 17A3
6.026%, 4/26/37 (b)	3,068	2,560,723
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
2.796%, 5/25/47	1,864	1,630,165
Series 2007-4, Class 22A1
4.717%, 6/25/47	6,321	5,604,714
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (b)	4,623	3,682,034
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37	957	701,427
CHL Mortgage Pass-Through Trust
Series 2007-4, Class 1A39
6.00%, 5/25/37	3,152	2,813,603
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35	9,415	8,737,322
Series 2006-AR3, Class 1A2A
5.134%, 6/25/36	3,790	3,587,173
Series 2007-AR4, Class 1A1A
5.339%, 3/25/37	1,581	1,417,645
Series 2010-3, Class 2A2
7.063%, 8/25/37 (b)	2,738	2,380,658
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37	2,080	1,804,775
Countrywide Alternative Loan Trust
Series 2005-46CB, Class A2
5.50%, 10/25/35	307	285,607
Series 2005-46CB, Class A20
5.50%, 10/25/35	240	223,526
Series 2005-46CB, Class A3
5.50%, 10/25/35	750	697,801
Series 2005-46CB, Class A4
5.25%, 10/25/35	330	302,765
Series 2005-46CB, Class A7

	Principal Amount (000)	U.S. $ Value
5.50%, 10/25/35	581	541,043
Series 2005-J14, Class A8
5.50%, 12/25/35	4,673	4,188,775
Series 2006-19CB, Class A15
6.00%, 8/25/36	747	680,081
Series 2006-19CB, Class A24
6.00%, 8/25/36	480	443,066
Series 2006-24CB, Class A15
5.75%, 6/25/36	5,120	4,445,761
Series 2006-26CB, Class A6
6.25%, 9/25/36	423	360,324
Series 2006-26CB, Class A8
6.25%, 9/25/36	1,599	1,361,628
Series 2006-2CB, Class A11
6.00%, 3/25/36	1,963	1,726,956
Series 2006-41CB, Class 2A13
5.75%, 1/25/37	4,475	3,990,562
Series 2006-42, Class 1A6
6.00%, 1/25/47	1,802	1,617,446
Series 2006-HY12, Class A5
3.534%, 8/25/36	10,018	9,192,152
Series 2006-J1, Class 1A10
5.50%, 2/25/36	2,554	2,288,267
Series 2006-J5, Class 1A1
6.50%, 9/25/36	1,628	1,455,664
Series 2007-13, Class A2
6.00%, 6/25/47	6,219	5,009,692
Series 2007-16CB, Class 1A7
6.00%, 8/25/37	1,219	1,147,416
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-17, Class A2
6.00%, 12/25/36	4,600	4,043,730
Series 2007-HY4, Class 1A1
2.729%, 9/25/47	1,917	1,715,164
Series 2007-HYB2, Class 3A1
2.764%, 2/25/47	2,158	1,927,076
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (b)	647	481,001
Series 2010-13R, Class 1A2
5.50%, 12/26/35 (b)	250	234,977
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (b)	3,558	3,486,696
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36	3,363	2,905,271
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA3, Class 3A1
2.381%, 5/25/35	1,364	1,233,288
Series 2006-AA3, Class A1
2.448%, 6/25/36	1,653	1,347,596
Series 2006-AA5, Class A1
2.264%, 9/25/36	4,546	3,515,527
Series 2006-FA1, Class 1A3
5.75%, 4/25/36	2,604	2,047,699
Series 2006-FA3, Class A9
6.00%, 7/25/36	2,149	1,743,141

	Principal Amount (000)	U.S. $ Value
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
2.607%, 9/25/35	3,880	3,199,058
Series 2006-AR37, Class 2A1
4.308%, 2/25/37	1,609	1,275,880
Series 2007-AR1, Class 2A1
2.728%, 4/25/37	4,871	3,959,944
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35	2,252	2,036,548
Series 2006-2, Class 6A
6.50%, 2/25/36	2,285	1,880,299
Series 2007-12, Class 3A22
6.00%, 8/25/37	597	535,233
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF6A
5.472%, 10/25/36	8,496	5,198,612
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (b)	6,924	6,083,704
Residential Accredit Loans, Inc., Trust
Series 2005-QA10, Class A31
3.639%, 9/25/35	4,529	3,749,141
Series 2005-QS14, Class 3A1
6.00%, 9/25/35	3,340	3,041,153
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36	1,146	935,135
Series 2007-A1, Class A8
6.00%, 3/25/37	1,450	1,007,193
Series 2007-A5, Class 2A3
6.00%, 5/25/37	531	454,104
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
2.763%, 9/25/35	2,455	2,266,595
Series 2006-9, Class 4A1
5.107%, 10/25/36	1,939	1,671,981
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-7, Class A3
4.515%, 9/25/36	2,574	1,377,999
Series 2006-7, Class A4
4.515%, 9/25/36	2,468	1,321,022
Series 2006-9, Class A4
4.994%, 10/25/36	2,549	1,382,149
Series 2006-9, Class A6
4.994%, 10/25/36	2,629	1,424,771
Series 2007-HY3, Class 4A1
2.425%, 3/25/37	4,366	4,095,435
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 2A1
6.00%, 7/25/37	4,395	4,208,301
Series 2007-PA3, Class 3A1
6.25%, 7/25/37	2,187	1,987,781
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A8
6.00%, 7/25/37	2,251	2,246,475

	Principal Amount (000)		U.S. $ Value
Series 2007-AR7, Class A1
2.77%, 12/28/37		9,391	8,617,160
Series 2007-AR8, Class A1
2.811%, 11/25/37		3,727	3,271,420

			174,361,289

Non-Agency Floating Rate - 0.4%
Countrywide Alternative Loan Trust
Series 2005-82, Class A1
0.697%, 2/25/36 (i)		873	712,592
Series 2007-7T2, Class A3
1.027%, 4/25/37 (i)		3,802	1,842,695
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
1.027%, 8/25/37 (i)		1,068	806,557
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.677%, 4/25/37 (i)		2,431	1,141,508
Lehman Mortgage Trust
Series 2007-1, Class 3A1
0.677%, 2/25/37 (i)		3,192	606,054
Series 2007-1, Class 3A2
6.824%, 2/25/37 (i)(q)		3,192	1,260,668
Lehman XS Trust
Series 2007-16N, Class 2A2
1.277%, 9/25/47 (i)		1,341	1,086,951
Morgan Stanley Mortgage Loan Trust
Series 2006-9AR, Class A2
0.577%, 8/25/36 (i)		11,214	5,563,425
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
0.587%, 2/25/37 (i)		1,420	1,185,310
Series 2007-2, Class 1A3
0.757%, 5/25/37 (i)		1,630	1,381,297
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.785%, 8/25/47 (i)		3,164	2,610,100
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR3, Class A1A
1.285%, 2/25/46 (i)		1,340	1,222,420

			19,419,577

Total Collateralized Mortgage Obligations (cost $436,837,853)			423,937,183

GOVERNMENTS - TREASURIES - 4.7%
Brazil - 1.6%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 5/15/45-8/15/50	BRL	44,500	25,871,661
Series F
10.00%, 1/01/17-1/01/25		289,255	62,754,698

			88,626,359

	Principal Amount (000)		U.S. $ Value
Colombia - 0.1%
Colombia Government International Bond
7.75%, 4/14/21	COP	12,390,000	3,782,111
Colombian TES
Series B
10.00%, 7/24/24		7,000,000	2,304,935

			6,087,046

South Africa - 0.2%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	16,800	1,045,317
Series R207
7.25%, 1/15/20		120,490	7,221,170
Series R208
6.75%, 3/31/21		21,565	1,239,714

			9,506,201

United States - 2.8%
U.S. Treasury Bonds
6.125%, 11/15/27 (r)	U.S.$	78,500	111,926,870
U.S. Treasury Notes
1.625%, 8/31/19 (r)		7,012	7,136,898
2.125%, 8/31/20 (r)		11,300	11,704,766
2.50%, 8/15/23 (r)		16,550	17,469,948

			148,238,482

Total Governments - Treasuries (cost $317,235,869)			252,458,088

BANK LOANS - 3.9%
Industrial - 3.6%
Basic - 0.4%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25%, 6/30/19 (i)		13,866	9,577,898
Magnetation LLC
12.00%, 3/07/16 (g)(j)(l)		18,367	12,398,057

			21,975,955

Capital Goods - 0.2%
Berry Plastics Corporation
3.75%, 1/06/21 (i)		5,056	4,991,979
Serta Simmons Holdings, LLC
4.25%, 10/01/19 (i)		5,092	5,057,386

			10,049,365

Consumer Cyclical - Automotive - 0.2%
Affinia Group Inc.
4.75%, 4/27/20 (i)		5,987	5,968,713

	Principal Amount (000)	U.S. $ Value
Navistar, Inc.
6.50%, 8/07/20 (i)	3,605	3,161,152

		9,129,865

Consumer Cyclical - Entertainment - 0.2%
ClubCorp Club Operations, Inc.
4.25%, 12/15/22 (i)	2,348	2,324,153
Kasima, LLC (Digital Cinema Implementation Partners, LLC)
3.25%, 5/17/21 (i)	2,564	2,532,284
NCL Corporation Ltd. (aka Norwegian Cruise Lines)
4.00%, 11/19/21 (i)	1,365	1,357,427
Station Casinos LLC
4.25%, 3/02/20 (i)	6,778	6,649,429

		12,863,293

Consumer Cyclical - Other - 0.4%
CityCenter Holdings, LLC
4.25%, 10/16/20 (i)	9,313	9,245,057
La Quinta Intermediate Holdings L.L.C.
4/14/21 (s)	8,315	7,971,772
Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.)
5/14/20 (s)	2,052	1,995,554

		19,212,383

Consumer Cyclical - Retailers - 0.7%
Burlington Coat Factory Warehouse Corporation
4.25%, 8/13/21 (i)	579	575,028
Dollar Tree, Inc.
3.50%, 7/06/22 (i)	145	144,419
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (i)	2,108	2,105,435
J.C. Penney Corporation, Inc.
5/22/18 (s)	13,403	13,084,303
Men’s Wearhouse, Inc., (The)
5.00%, 6/18/21	2,755	2,414,281
Michaels Stores, Inc.
4.00%, 1/28/20 (i)	2,535	2,511,775
Petco Animal Supplies, Inc.
1/15/23 (s)	14,000	13,703,900
Rite Aid Corporation
5.75%, 8/21/20 (i)	3,000	3,000,000

		37,539,141

Consumer Non-Cyclical - 0.7%
Acadia Healthcare Company, Inc.
4.25%, 2/11/22 (i)	520	515,852
Concordia Healthcare Corp.
5.25%, 10/21/21 (i)	14,672	14,011,282

	Principal Amount (000)		U.S. $ Value
DJO Finance LLC
6/08/20 (s)		5,000	4,808,350
Grifols Worldwide Operations Limited
3.428%, 2/27/21 (i)		3,193	3,180,353
Immucor, Inc. (fka IVD Acquisition Corporation)
8/19/18 (s)		5,315	4,876,512
Mallinckrodt International Finance S.A.
3.50%, 3/19/21 (i)		6,783	6,573,714
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L.
4.75%, 6/30/21 (i)		3,970	3,479,875

			37,445,938

Energy - 0.0%
Seadrill Operating LP (Seadrill Partners Finco LLC)
4.00%, 2/21/21 (i)		5,165	2,050,346

Other Industrial - 0.4%
Gardner Denver, Inc.
4.25%, 7/30/20 (i)		5,425	4,873,769
Laureate Education, Inc.
5.00%, 6/15/18 (i)		2,680	2,095,955
Sedgwick Claims Management Services, Inc.
3/01/21 (s)		5,230	5,020,800
Travelport Finance (Luxembourg) S.Ã r.l.
5.75%, 9/02/21 (i)		10,078	9,707,528
Unifrax Holding Co.
4.50%, 11/28/18 (i)	EUR	2,724	2,920,012

			24,618,064

Technology - 0.4%
Avago Technologies
11/11/22 (s)	U.S.$	5,230	5,142,555
Avaya Inc.
5.12%, 10/26/17 (i)		2,061	1,614,354
6.50%, 3/31/18 (i)		371	278,324
BMC Software Finance Inc.
5.00%, 9/10/20 (i)		14,161	11,296,074
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (i)(l)		4,355	3,150,373

			21,481,680

			196,366,030

Utility - 0.2%
Electric - 0.2%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25%, 12/19/16 (i)		9,316	9,275,437

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 0.1%
Insurance - 0.1%
Hub International Limited
4.00%, 10/02/20 (i)	4,399	4,209,057

Total Bank Loans (cost $229,325,808)		209,850,524

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
Non-Agency Fixed Rate CMBS - 2.9%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.742%, 6/10/49	14,989	14,958,642
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.666%, 6/24/50 (e)(g)	3,500	3,641,050
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41	2,409	2,431,790
Series 2007-T26, Class AJ
5.566%, 1/12/45	1,550	1,548,249
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
2.004%, 4/10/46 (q)	11,682	811,703
Series 2015-GC31, Class D
4.20%, 6/10/48	1,416	971,940
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA
2.269%, 10/15/45 (q)	58,841	5,393,945
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.257%, 5/15/45 (q)	24,413	2,088,369
Series 2012-CR5, Class XA
1.978%, 12/10/45 (q)	12,283	951,025
Series 2012-LC4, Class XA
2.57%, 12/10/44 (b)(q)	35,250	3,355,631
Series 2013-LC6, Class XA
1.882%, 1/10/46 (q)	64,754	4,429,710
Series 2014-CR15, Class XA
1.474%, 2/10/47 (q)	13,038	754,143
Series 2014-LC15, Class D
5.109%, 4/10/47 (b)	8,500	7,302,238
Series 2014-LC17, Class D
3.687%, 10/10/47 (b)	7,603	5,753,570
Series 2014-UBS5, Class D
3.495%, 9/10/47 (b)	3,542	2,451,155
Series 2015-DC1, Class D
4.499%, 2/10/48 (b)	4,500	3,391,155
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C5, Class J
5.226%, 12/15/36 (b)	2,356	2,410,145

	Principal Amount (000)	U.S. $ Value
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.643%, 7/10/44 (b)	2,500	2,574,232
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class XA
2.479%, 11/10/45 (q)	8,949	860,445
Series 2013-GC10, Class XA
1.764%, 2/10/46 (q)	5,163	430,648
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.825%, 4/10/38	3,748	3,745,598
Series 2011-GC5, Class C
5.475%, 8/10/44 (b)	7,937	8,489,540
Series 2012-GCJ7, Class XA
2.70%, 5/10/45 (q)	35,240	3,131,820
Series 2013-GC13, Class D
4.204%, 7/10/46 (b)	1,500	1,253,871
Series 2014-GC18, Class D
5.113%, 1/10/47 (b)	4,503	3,729,108
Series 2014-GC20, Class D
5.029%, 4/10/47 (b)	995	775,908
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class D
5.412%, 6/15/45 (b)	5,000	4,908,918
Series 2012-CBX, Class E
5.412%, 6/15/45 (b)	6,521	6,163,069
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D
4.108%, 9/15/47 (b)	4,859	3,637,960
Series 2015-C32, Class C
4.819%, 11/15/48	5,050	4,403,988
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41	1,759	1,751,629
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA
1.954%, 8/15/45 (b)(q)	21,443	1,453,961
Series 2012-C6, Class XA
2.232%, 11/15/45 (b)(q)	49,111	3,704,677
Series 2014-C19, Class D
3.25%, 12/15/47 (b)	8,153	5,427,682
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.809%, 12/10/45 (b)(q)	3,835	329,663
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class XA
1.534%, 11/15/43 (b)(q)	8,751	450,248
Series 2014-LC18, Class D
3.957%, 12/15/47 (b)	5,000	3,650,529
Series 2015-LC20, Class D
4.511%, 4/15/50 (b)	2,643	1,948,652

	Principal Amount (000)	U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.433%, 6/15/44 (a)(b)	2,576	2,600,507
Series 2012-C6, Class D
5.746%, 4/15/45 (b)	1,350	1,313,402
Series 2012-C7, Class XA
1.677%, 6/15/45 (b)(q)	7,761	556,918
Series 2012-C8, Class E
5.037%, 8/15/45 (b)	3,400	3,213,264
Series 2014-C20, Class D
3.986%, 5/15/47 (b)	10,906	8,088,949
Series 2014-C21, Class D
3.497%, 8/15/47 (b)	10,000	7,079,356
Series 2014-C23, Class D
4.138%, 10/15/57 (b)	13,722	10,214,671

		158,533,673

Non-Agency Floating Rate CMBS - 0.1%
Morgan Stanley Capital I Trust
Series 2015-MS1, Class D
4.164%, 5/15/48 (a)(b)	2,790	2,093,672

Total Commercial Mortgage-Backed Securities (cost $170,580,040)		160,627,345

EMERGING MARKETS - SOVEREIGNS - 2.8%
Angola - 0.1%
Angolan Government International Bond
9.50%, 11/12/25 (b)	5,478	4,539,892

Brazil - 0.0%
Brazilian Government International Bond
4.25%, 1/07/25	744	625,890

Dominican Republic - 0.3%
Dominican Republic International Bond
7.45%, 4/30/44 (b)	5,621	5,424,265
8.625%, 4/20/27 (b)	9,061	10,103,015

		15,527,280

El Salvador - 0.2%
El Salvador Government International Bond
7.375%, 12/01/19 (b)	1,495	1,440,806
7.625%, 9/21/34 (b)	872	813,140
7.65%, 6/15/35 (b)	10,318	8,125,425
7.75%, 1/24/23 (b)	700	651,875

		11,031,246

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (b)	3,785	2,913,199

	Principal Amount (000)	U.S. $ Value
Ghana - 0.3%
Ghana Government International Bond
7.875%, 8/07/23 (b)	1,537	1,110,924
10.75%, 10/14/30 (b)	18,178	17,064,597

		18,175,521

Ivory Coast - 0.8%
Ivory Coast Government International Bond
5.75%, 12/31/32 (b)	37,847	32,811,078
6.375%, 3/03/28 (b)	9,923	8,742,957

		41,554,035

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25	2,302	2,434,365
7.875%, 7/28/45	7,519	7,218,240

		9,652,605

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (b)	3,124	2,959,053

Lebanon - 0.1%
Lebanon Government International Bond
6.00%, 1/27/23 (b)	3,813	3,681,528
Series E
6.10%, 10/04/22 (b)	2,900	2,808,708

		6,490,236

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (b)	7,468	7,604,851

Serbia - 0.0%
Serbia International Bond
6.75%, 11/01/24 (b)	581	591,216

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (b)	3,825	3,733,334
6.125%, 6/03/25 (b)	2,800	2,450,000

		6,183,334

Venezuela - 0.3%
Venezuela Government International Bond
7.65%, 4/21/25 (b)	6,636	2,189,880
9.00%, 5/07/23 (b)	4,555	1,548,734
9.25%, 9/15/27	35,750	13,138,125
9.25%, 5/07/28 (b)	1,500	517,500
11.75%, 10/21/26 (b)	2,372	871,747
11.95%, 8/05/31 (b)	1,704	630,406

		18,896,392

	Principal Amount (000)	U.S. $ Value
Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (b)	9,236	6,600,230

Total Emerging Markets - Sovereigns (cost $175,183,369)		153,344,980

EMERGING MARKETS - CORPORATE BONDS - 2.6%
Industrial - 2.2%
Basic - 0.3%
Elementia SAB de CV
5.50%, 1/15/25 (b)	2,208	2,042,621
Samarco Mineracao SA
4.125%, 11/01/22 (b)	3,228	1,354,792
5.375%, 9/26/24 (b)	2,282	958,440
5.75%, 10/24/23 (b)	13,726	5,762,495
Tupy Overseas SA
6.625%, 7/17/24 (b)	2,638	2,140,077
Vedanta Resources PLC
6.00%, 1/31/19 (b)	2,391	1,398,382
8.25%, 6/07/21 (b)	3,455	1,974,705
9.50%, 7/18/18 (b)	1,943	1,380,195

		17,011,707

Capital Goods - 0.6%
Andrade Gutierrez International SA
4.00%, 4/30/18 (b)	1,681	1,075,840
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (b)	10,290	10,663,013
Cemex Finance LLC
9.375%, 10/12/22 (b)	4,406	4,450,060
Cemex SAB de CV
5.70%, 1/11/25 (b)	7,161	6,008,079
Ferreycorp SAA
4.875%, 4/26/20 (b)	4,418	4,176,963
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (b)	830	846,600
Grupo KUO SAB De CV
6.25%, 12/04/22 (b)	696	649,020
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (b)	2,594	2,626,165

		30,495,740

Communications - Telecommunications - 0.3%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (b)	6,131	4,904,800
Digicel Group Ltd.
8.25%, 9/30/20 (b)	9,000	7,290,000
Digicel Ltd.
6.00%, 4/15/21 (b)	3,750	3,267,188
6.75%, 3/01/23 (b)	3,270	2,812,200

		18,274,188

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.1%
Theta Capital Pte Ltd.
7.00%, 5/16/19-4/11/22 (b)		3,529	3,355,082

Consumer Cyclical - Retailers - 0.3%
Edcon Ltd.
9.50%, 3/01/18 (b)	EUR	5,250	2,841,141
9.50%, 3/01/18 (b)	U.S.$	2,820	1,410,000
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (b)		12,250	12,081,562

			16,332,703

Consumer Non-Cyclical - 0.3%
Cosan Luxembourg SA
9.50%, 3/14/18 (b)	BRL	13,070	2,581,454
Marfrig Overseas Ltd.
9.50%, 5/04/20 (b)	U.S.$	3,859	3,752,877
Minerva Luxembourg SA
7.75%, 1/31/23 (b)		10,488	9,780,060
Tonon Luxembourg SA
7.25%, 1/24/20 (b)(d)(j)		6,585	658,537
USJ Acucar e Alcool SA
9.875%, 11/09/19 (b)		1,670	576,150
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(e)		13,674	341,850
10.875%, 1/13/20 (d)(e)		2,500	475,000
11.75%, 2/09/22 (d)(e)		13,613	340,325

			18,506,253

Transportation - Airlines - 0.3%
Guanay Finance Ltd.
6.00%, 12/15/20 (b)		5,082	4,827,900
TAM Capital 3, Inc.
8.375%, 6/03/21 (b)		12,957	9,769,578

			14,597,478

			118,573,151

Financial Institutions - 0.3%
Banking - 0.2%
Turkiye Vakiflar Bankasi T.A.O.
6.00%, 11/01/22 (b)		12,500	12,037,500

Finance - 0.1%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (b)		7,640	4,698,600

			16,736,100

	Principal Amount (000)	U.S. $ Value
Utility - 0.1%
Electric - 0.1%
AES El Salvador Trust II
6.75%, 3/28/23 (b)	3,050	2,684,000

Total Emerging Markets - Corporate Bonds (cost $198,300,788)		137,993,251

	Shares
PREFERRED STOCKS - 1.7%
Financial Institutions - 1.6%
Banking - 0.9%
GMAC Capital Trust I
8.125%	310,800	7,909,860
Goldman Sachs Group, Inc. (The)
Series J
5.50%	299,200	7,471,024
Morgan Stanley
6.875%	277,200	7,772,688
Santander Finance Preferred SAU
6.80%	67,000	1,713,190
State Street Corp.
Series D
5.90%	82,375	2,215,887
US Bancorp
Series F
6.50%	270,000	7,703,100
Wells Fargo & Co.
5.85%	30,500	788,425
Wells Fargo & Co.
6.625%	297,650	8,524,696
Zions Bancorporation
Series G
6.30%	73,100	1,918,144

		46,017,014

Finance - 0.2%
RBS Capital Funding Trust V
Series E
5.90%	427,925	10,535,514

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%	128,801	3,954,190
XLIT Ltd.
Series D
3.742% (i)	3,750	2,955,469

		6,909,659

REITS - 0.4%
Brandywine Realty Trust
Series E
6.90%	31,700	813,422
Digital Realty Trust, Inc.
6.35%	385,600	9,682,416

Company	Shares		U.S. $ Value
Hersha Hospitality Trust
Series C
6.875%		91,100	2,274,676
National Retail Properties, Inc.
Series E
5.70%		81,225	2,040,372
Public Storage
Series W
5.20%		86,650	2,180,114
Public Storage
Series X
5.20%		7,000	176,470
Sabra Health Care REIT, Inc.
Series A
7.125%		80,050	2,025,185
Sovereign Real Estate Investment Trust
12.00% (b)		501	626,250
Welltower, Inc.
6.50%		51,650	1,357,362

			21,176,267

			84,638,454

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)		6,280	7,561,513

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%		60,000	1,596,600

Total Preferred Stocks (cost $84,736,512)			93,796,567

	Principal Amount (000)
WHOLE LOAN TRUSTS - 1.3%
Performing Asset - 1.3%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (g)(l)	U.S.$	1,586	1,586,129
16.00%, 1/01/21	MXN	112,935	6,226,517
AlphaCredit Capital, SA de CV
17.25%, 7/19/19 (g)(l)		50,250	2,770,462
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (g)(l)	U.S.$	798	798,147
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (g)(l)		1,463	1,462,590
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (g)(l)		926	925,829
Deutsche Bank Mexico SA
8.00%, 10/31/34 (g)(l)	MXN	97,896	3,726,337
8.00%, 10/31/34 (a)(g)(l)		46,016	1,751,584
Ede Del Este SA (DPP)
12.00%, 3/31/16 (g)(l)	U.S.$	172	172,880

	Principal Amount (000)	U.S. $ Value
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (g)(l)	375	375,959
Flexpath Capital, Inc.
12.00%, 10/01/19 (g)(l)	5,044	5,043,960
Flexpath Wh I LLC
11.00%, 4/01/21 (g)(l)	2,090	2,028,953
13.00%, 10/23/20 (g)(l)	8,250	7,818,516
Recife Funding
Zero Coupon, 11/05/29 (g)(l)	9,586	10,026,046
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20 (g)(l)	3,874	3,650,623
10.00%, 3/31/21 (g)(l)	4,963	4,962,552
Sheridan Consumer Finance Trust
10.86%, 4/01/20 (g)(i)(l)	17,225	17,004,757

Total Whole Loan Trusts (cost $73,672,697)		70,331,841

	Shares
COMMON STOCKS - 1.2%
Financials - 1.1%
Diversified Financial Services - 0.1%
iPayment, Inc. (f)	573,243	3,611,428

Insurance - 1.0%
Mt. Logan Re Ltd. (Preference Shares) (f)(h)(t)(u)	25,000	26,690,665
Mt. Logan Re Ltd. (Preference Shares) (f)(h)(t)(v)	29,452	29,578,190

		56,268,855

		59,880,283

Consumer Discretionary - 0.1%
Automobiles - 0.0%
Liberty Tire Recycling LLC (f)(g)(l)	128,591	0	^

Internet & Catalog Retail - 0.1%
Travelport Worldwide Ltd.	292,343	3,183,615

		3,183,615

Industrials - 0.0%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (f)(g)(l)	13	67,678

Consumer Cyclical - Automotive - 0.0%
Exide Corp. (f)(g)(h)	332,502	950,956

		1,018,634

Materials - 0.0%
Metals & Mining - 0.0%
Neenah Enterprises, Inc. (f)(g)(l)	49,578	261,276

Information Technology - 0.0%
Software - 0.0%
iPayment, Inc. (f)	2,952	18,598

Total Common Stocks (cost $63,079,051)		64,362,406

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 1.1%
Brazil - 0.4%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (b)(n)		10,500	6,300,000
Petrobras Global Finance BV
4.875%, 3/17/20		7,385	5,566,444
5.375%, 1/27/21		8,624	6,478,780
5.75%, 1/20/20		1,011	794,595
6.85%, 6/05/15		2,958	1,870,935

			21,010,754

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		6,355	4,384,950
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (b)		1,277	1,404,700

			5,789,650

Dominican Republic - 0.1%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (b)		7,253	6,941,157

Israel - 0.1%
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (b)		5,373	5,446,879

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (b)		2,708	2,692,619

Spain - 0.0%
Instituto de Credito Oficial
Series E
4.53%, 3/17/16	CAD	2,700	1,933,115

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
Series E
6.00%, 2/01/17	GBP	10,900	15,590,584

Total Governments - Sovereign Agencies (cost $71,983,343)			59,404,758

EMERGING MARKETS - TREASURIES - 0.7%
Dominican Republic - 0.6%
Dominican Republic International Bond
16.00%, 7/10/20 (e)	DOP	563,400	14,927,804
10.50%, 1/17/20 (e)		347,740	7,561,140
12.00%, 1/20/22 (e)		347,740	7,820,770
15.95%, 6/04/21 (e)		52,700	1,420,257

			31,729,971

	Principal Amount (000)		U.S. $ Value
Indonesia - 0.1%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	68,280,000	5,192,254

Total Emerging Markets - Treasuries (cost $41,318,676)			36,922,225

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	U.S.$	10,050	8,826,714
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		3,720	3,286,062
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46		2,370	2,361,231
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48		2,030	1,850,304
State of California
Series 2010
7.95%, 3/01/36		2,235	2,702,137
7.625%, 3/01/40		1,250	1,838,025
7.60%, 11/01/40		1,200	1,797,492
State of Illinois
Series 2010
7.35%, 7/01/35		4,120	4,574,354
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41		3,855	3,207,553
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47		4,520	3,542,550

Total Local Governments - Municipal Bonds (cost $30,985,179)			33,986,422

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Bahrain - 0.0%
Bahrain Government International Bond
6.00%, 9/19/44 (b)		1,893	1,424,482

Croatia - 0.1%
Croatia Government International Bond
6.625%, 7/14/20 (b)		5,350	5,836,850

Indonesia - 0.1%
Indonesia - Recap Linked Note (JPMC)
Series E
10.00%, 7/18/17	IDR	63,808,000	4,750,395
Indonesia Government International Bond
8.50%, 10/12/35 (b)	U.S.$	1,645	2,079,583

			6,829,978

	Principal Amount (000)	U.S. $ Value
Romania - 0.1%
Romanian Government International Bond
4.875%, 1/22/24 (b)	6,000	6,480,000

Turkey - 0.2%
Turkey Government International Bond
5.625%, 3/30/21	6,615	7,037,699
7.375%, 2/05/25	1,649	1,942,423

		8,980,122

Total Governments - Sovereign Bonds (cost $30,969,157)		29,551,432

	Shares
INVESTMENT COMPANIES - 0.4%
Funds and Investment Trusts - 0.4%
iShares iBoxx $ High Yield Corporate Bond ETF	283,400	22,467,952
OCL Opportunities Fund II (f)(g)(l)	11,474	1,736,791

Total Investment Companies (cost $23,756,080)		24,204,743

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (b)	5,600	5,997,600
Pertamina Persero PT
6.00%, 5/03/42 (b)	720	586,800
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (b)	11,216	8,860,640

		15,445,040

South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (b)(c)	3,760	3,239,714

Venezuela - 0.1%
Petroleos de Venezuela SA
6.00%, 5/16/24-11/15/26 (b)	15,000	4,419,500

Total Quasi-Sovereigns (cost $29,926,803)		23,104,254

ASSET-BACKED SECURITIES - 0.3%
Home Equity Loans - Fixed Rate - 0.2%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36	1,217	802,122
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35	2,108	2,092,707

	Principal Amount (000)		U.S. $ Value
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		2,165	1,886,133
Series 2006-10, Class AF3
5.985%, 6/25/36		1,841	971,540
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		1,462	1,336,981
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,733	891,121
Series 2007-8XS, Class A2
6.00%, 4/25/37		5,493	3,228,794

			11,209,398

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (i)		4,604	2,546,870
Series 2006-6, Class AF5
6.241%, 3/25/36 (i)		3,725	2,060,249
Lehman XS Trust
Series 2007-6, Class 3A5
5.078%, 5/25/37 (a)		620	789,416

			5,396,535

Total Asset-Backed Securities (cost $17,479,143)			16,605,933

AGENCIES - 0.2%
Agency Subordinated - 0.2%
CITGO Petroleum Corp.
6.25%, 8/15/22 (b) (cost $8,618,446)		8,609	8,243,118

INFLATION-LINKED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond
5.00%, 9/14/18 (cost $9,215,145)	UYU	222,895	7,127,170

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Cordoba
12.375%, 8/17/17 (b) (cost $4,280,839)	U.S.$	4,226	4,363,345

	Shares
WARRANTS - 0.0%
iPayment Holdings, Inc., expiring 12/29/22 (f)(l)		1,515,784	1,515,784
FairPoint Communications, Inc., expiring 1/24/18 (f)(l)		6,740	67

Total Warrants (cost $0)			1,515,851

	Contracts			U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
JPY/USD
Expiration: Feb 2016, Exercise Price: JPY 115.50 (f)(w) (premiums paid $270,627)		13,133,389,500		70,079

	Shares
SHORT-TERM INVESTMENTS - 5.0%
Investment Companies - 4.7%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.36% (x)(y) (cost $256,003,704)		256,003,704		256,003,704

	Principal Amount (000)
Time Deposits - 0.3%
BBH, Grand Cayman
(1.00)%, 2/01/16	CHF	65		63,048
0.005%, 2/01/16	JPY	0	*	1
0.05%, 2/01/16	CAD	0	*	1
0.088%, 2/01/16	GBP	0	*	432
0.132%, 2/01/16	NOK	0	*	5
5.97%, 2/01/16	ZAR	0	*	0	^
DNB, Oslo
(0.305)%, 2/01/16	EUR	5,968		6,465,463
National Australia Bank, London
0.981%, 2/01/16	AUD	828		586,197
Sumitomo, Tokyo
0.14%, 2/01/16	U.S.$	8,455		8,454,950

Total Time Deposits (cost $15,639,714)				15,570,097

Total Short-Term Investments (cost $271,643,418)				271,573,801

Total Investments - 99.7% (cost $6,104,866,759) (z)				5,397,907,356
Other assets less liabilities - 0.3%				16,170,845

Net Assets - 100.0%				$5,414,078,201

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	271	March 2016	$34,473,735	$35,115,672	$641,937

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	TWD	3,205,896	USD	97,257	6/21/16	$1,765,589
Barclays Bank PLC	NOK	12,128	USD	1,353	2/18/16	(43,815)
BNP Paribas SA	JPY	13,133,393	USD	111,968	2/10/16	3,471,902
BNP Paribas SA	COP	24,347,085	USD	7,551	2/19/16	143,884
BNP Paribas SA	USD	890	ARS	15,483	1/26/17	(77)
BNP Paribas SA	USD	890	ARS	15,572	1/31/17	4,551
Brown Brothers Harriman & Co.	USD	216,702	JPY	26,430,090	2/10/16	1,639,496
Brown Brothers Harriman & Co.	MXN	264,053	USD	14,714	2/25/16	178,273
Brown Brothers Harriman & Co.	EUR	1,603	USD	1,739	3/04/16	1,548
Credit Suisse International	USD	83,260	GBP	58,009	3/10/16	(597,844)
Deutsche Bank AG	USD	92,643	BRL	373,907	2/02/16	838,460
Deutsche Bank AG	BRL	373,907	USD	91,878	3/02/16	(825,599)
Deutsche Bank AG	BRL	373,907	USD	92,487	2/02/16	(994,286)
Deutsche Bank AG	TWD	1,786,184	USD	53,304	3/18/16	5,344
Goldman Sachs Bank USA	JPY	2,116,669	USD	17,557	2/10/16	71,228
Goldman Sachs Bank USA	USD	30,286	TRY	91,925	2/17/16	687,072
Goldman Sachs Bank USA	ZAR	145,434	USD	8,626	2/26/16	(488,574)
Goldman Sachs Bank USA	TWD	400,747	USD	12,125	6/21/16	187,895
HSBC Bank USA	BRL	373,907	USD	93,184	2/02/16	(297,040)
HSBC Bank USA	BRL	373,907	USD	92,487	2/02/16	994,286
HSBC Bank USA	CAD	43,682	USD	30,605	2/19/16	(576,614)
HSBC Bank USA	EUR	167,835	USD	181,941	3/04/16	(4,917)
HSBC Bank USA	GBP	59,471	USD	85,188	3/10/16	443,207
Royal Bank of Scotland PLC	AUD	4,808	USD	3,452	2/05/16	49,924
Royal Bank of Scotland PLC	SGD	43,416	USD	30,173	2/19/16	(294,362)
Royal Bank of Scotland PLC	USD	52,231	TWD	1,747,596	3/18/16	(83,148)
Standard Chartered Bank	JPY	11,133,473	USD	93,953	2/10/16	1,977,841
Standard Chartered Bank	USD	55,365	CNY	366,407	2/19/16	320,787
Standard Chartered Bank	IDR	130,203,537	USD	9,204	2/26/16	(278,426)
Standard Chartered Bank	GBP	81,923	USD	116,880	3/10/16	141,261

						$8,437,846

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
AUD vs. JPY	JPY	84.75	2/02/16	75,460	$240,632	$(687,079)
AUD vs. JPY		85.00	2/03/16	75,750	217,090	(649,081)

					$457,722	$(1,336,160)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Call - CDX-NAHY Series 25, 5 Year Index RTR (Sell Protection)	Barclays Bank PLC	Sell	100.00%	2/17/16	$21,600	$284,040	$(112,437)
Call - CDX-NAHY Series 25, 5 Year Index RTR (Sell Protection)	Citibank, NA	Sell	97.50	2/27/16	41,750	601,200	(970,558)
Put - CDX-NAHY Series 25, 5 Year Index RTP (Sell Protection)	Barclays Bank PLC	Sell	100.00	2/17/16	21,600	284,040	(202,929)
Put - CDX-NAHY Series 25, 5 Year Index RTP (Sell Protection)	Citibank, NA	Sell	97.50	2/27/16	41,750	580,325	(102,327)

						$1,749,605	$(1,388,251)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)%	3.55%	EUR	23,344	$(1,581,945)	$332,914
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	3.45		$28,272	1,345,603	123,340
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.34		94,540	2,937,137	(1,188,628)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		78,667	338,696	1,129,005
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		31,549	135,832	191,852
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		31,528	135,742	118,063
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		31,528	135,741	76,812
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		31,521	135,711	109,199
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		27,620	118,916	(40,996)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		21,810	93,901	144,858
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		21,806	93,884	(449,285)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00%	5.04%		$21,806	$93,885	$124,501
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		21,806	93,884	181,559
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		21,212	91,327	227,353
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		15,909	68,495	170,359
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		7,790	33,540	(39,887)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		6,010	25,875	(35,199)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.04		4,900	21,096	(29,901)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.65		51,660	484,427	22,177
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	2.43	EUR	5	438	(107)
Morgan Stanley & Co. LLC/(INTRCONX)
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.68		18,818	1,268,569	(178,769)
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.68		15,862	1,069,300	(149,295)

					$7,140,054	$839,925

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Beazer Homes USA, Inc.,
9.125%, 6/15/18, 3/20/17*	5.00%	2.11%	$17,972	$(694,699)	$(590,073)	$(104,626)
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 3/20/17*	5.00	11.51	16,829	1,073,046	(394,921)	1,467,967
Tenet Healthcare Corporation,
6.875%, 11/15/31, 6/20/17*	5.00	1.18	18,869	(1,082,009)	(874,471)	(207,538)
Citibank, NA
Bombardier, Inc.,
7.450%, 5/1/34, 3/20/17*	5.00	6.11	9,474	59,279	(372,584)	431,863
Bombardier, Inc.,
7.450%, 5/1/34, 3/20/17*	5.00	6.11	9,416	58,917	(382,356)	441,273

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp.,
6.650%, 6/1/37, 3/20/17*	5.00%	13.27%	$17,494	$1,439,405	$(534,821)	$1,974,226
Credit Suisse International
Western Union Co.,
3.650%, 8/22/18, 3/20/17*	1.00	0.21	9,445	(97,211)	(13,675)	(83,536)
Western Union Co.,
3.650%, 8/22/18, 9/20/17*	1.00	0.29	10,400	(125,484)	(75,569)	(49,915)
Deutsche Bank AG
Clear Channel Communications, Inc.,
6.875%, 6/15/18, 6/20/18*	5.00	47.12	977	605,124	64,673	540,451
Goldman Sachs Bank USA
Community Health Systems, Inc.,
8.000%, 11/15/19, 3/20/17*	5.00	1.06	18,722	(954,237)	(685,042)	(269,195)
Dell, Inc.,
7.100%, 4/15/28, 3/20/17*	1.00	1.27	17,016	32,109	153,572	(121,463)
First Data Corp.,
12.625%, 1/15/21, 3/20/17*	5.00	0.73	17,596	(963,306)	(500,538)	(462,768)
Newmont Mining Corp.,
5.875%, 4/1/35, 3/20/17*	1.00	0.34	18,890	(164,823)	(40,033)	(124,790)
Nine West Holdings, Inc.,
6.875%, 3/15/19, 3/20/17*	5.00	29.47	17,442	4,082,014	(574,704)	4,656,718
Morgan Stanley Capital Services LLC
Clear Channel Communications, Inc.,
6.875%, 6/15/18, 6/20/18*	5.00	47.12	1,099	680,834	72,764	608,070
UBS AG
J.C. Penney Company, Inc.,
6.375%, 10/15/36, 6/20/16*	5.00	1.10	3,300	(70,524)	29,005	(99,529)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
United States Steel Corp.,
6.650%, 6/1/37, 9/20/19*	5.00%	23.88%	$2,700	$(1,140,242)	$89,938	$(1,230,180)
Barclays Bank PLC
AK Steel Corp.,
7.625%, 5/15/20, 6/20/17*	5.00	22.87	5,150	(1,257,961)	(179,337)	(1,078,624)
Beazer Homes USA, Inc.,
9.125%, 6/15/18, 3/20/19*	5.00	6.30	12,238	(379,599)	406,001	(785,600)
Cablevision Systems Corp.,
7.750%, 4/15/18, 3/20/16*	5.00	0.51	3,000	37,740	50,003	(12,263)
CCO Holdings, LLC,
7.250%, 10/30/17, 6/20/19*	5.00	1.06	6,192	836,127	470,908	365,219
iHeartCommunications, Inc.,
6.875%, 6/15/18, 12/20/20*	5.00	50.50	7,340	(5,713,234)	(5,674,889)	(38,345)
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 12/20/18*	5.00	19.64	12,238	(3,913,403)	176,960	(4,090,363)
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 9/20/20*	5.00	19.21	7,293	(2,895,331)	(1,925,180)	(970,151)
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 9/20/20*	5.00	19.21	2,917	(1,158,053)	(771,262)	(386,791)
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	1.39	4,691	419,948	144,466	275,482
Tenet Healthcare Corporation.,
6.875%, 11/15/31, 6/20/19*	5.00	3.50	12,770	630,195	738,157	(107,962)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
Advanced Micro Devices, Inc.,
7.750%, 8/1/20, 3/20/19*	5.00%	12.92%		$3,720	$(695,654)	$(599,422)	$(96,232)
Bombardier, Inc.,
7.450%, 5/1/34, 3/20/19*	5.00	9.32		6,299	(660,621)	400,877	(1,061,498)
Bombardier, Inc.,
7.450%, 5/1/34, 3/20/19*	5.00	9.32		6,291	(659,782)	408,818	(1,068,600)
CMBX.NA.BBB 7, 1/17/47*	3.00	5.11		5,000	(649,735)	(62,405)	(587,330)
CMBX.NA.BBB 7, 1/17/47*	3.00	5.11		25,000	(3,244,508)	(294,812)	(2,949,696)
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	1.39		3,923	351,195	124,251	226,944
United States Steel Corp.,
6.650%, 6/1/37, 3/20/19*	5.00	24.17		12,590	(5,017,117)	262,632	(5,279,749)
Credit Suisse International
CMBX.NA.BB 6, 5/11/63*	5.00	7.40		15,000	(1,822,267)	(1,836,850)	14,583
CMBX.NA.BBB 7, 1/17/47*	3.00	5.11		5,000	(649,735)	(116,019)	(533,716)
CMBX.NA.BBB 7, 1/17/47*	3.00	5.11		5,000	(649,735)	(95,293)	(554,442)
Western Union Co.,
3.650%, 8/22/18, 3/20/19*	1.00	0.71		6,291	63,622	(135,648)	199,270
Western Union Co.,
3.650%, 8/22/18, 9/20/19*	1.00	0.87		6,950	28,841	(70,369)	99,210
Goldman Sachs Bank USA
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00	3.55		5,700	187,846	(327,275)	515,121
Community Health Systems, Inc.,
8.000%, 11/15/19, 3/20/19*	5.00	3.23		12,590	737,528	658,801	78,727
ConvaTec Healthcare E S.A.,
10.875%, 12/15/18, 6/20/17*	5.00	0.62	EUR	3,870	277,410	(215,813)	493,223

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Dell, Inc.,
7.100%, 4/15/28, 3/20/19*	1.00%	2.91%	$12,590	$(698,167)	$(888,977)	$190,810
First Data Corp.,
12.625%, 1/15/21, 3/20/19*	5.00	1.85	12,590	1,277,787	195,441	1,082,346
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 9/20/20*	5.00	19.21	3,110	(1,234,674)	(773,492)	(461,182)
Newmont Mining Corp.,
5.875%, 4/1/35, 3/20/19*	1.00	1.11	12,590	(28,702)	(299,454)	270,752
Nine West Holdings, Inc.,
6.875%, 3/15/19, 3/20/19*	5.00	49.32	12,590	(8,695,326)	262,632	(8,957,958)
Goldman Sachs International
CMBX.NA.BB 6, 5/11/63*	5.00	7.55	10,000	(1,287,191)	(216,088)	(1,071,103)
CMBX.NA.BB 6, 5/11/63*	5.00	7.55	10,000	(1,287,190)	(218,788)	(1,068,402)
CMBX.NA.BB 6, 5/11/63*	5.00	7.55	5,000	(643,595)	(122,873)	(520,722)
Morgan Stanley Capital Services LLC
AK Steel Corp.,
7.625%, 5/15/20, 3/20/16*	5.00	20.65	3,000	(48,296)	7,738	(56,034)
AK Steel Corp.,
7.625%, 5/15/20, 3/20/20*	5.00	33.70	3,500	(2,017,438)	(396,729)	(1,620,709)
Bombardier, Inc.,
7.450%, 5/1/34, 6/20/21*	5.00	11.01	5,000	(1,037,416)	271,192	(1,308,608)
United States Steel Corp.,
6.650%, 6/1/37, 9/20/19*	5.00	23.88	3,820	(1,613,292)	157,722	(1,771,014)

				$(40,371,590)	$(15,113,211)	$(25,258,379)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx USD Liquid High Yield Index	89,784	LIBOR	$19,573	3/21/16	$(1,546)
Markit iBoxx USD Liquid High Yield Index	32,636	LIBOR	7,180	3/21/16	(65,792)
Markit iBoxx USD Liquid High Yield Index	55,250	LIBOR	12,224	3/21/16	(180,416)
JPMorgan Chase Bank, NA
Markit iBoxx USD Liquid High Yield Index	99,720	LIBOR	21,739	3/21/16	(1,621)
Markit iBoxx USD Liquid High Yield Index	99,601	LIBOR	21,738	3/21/16	(26,544)
Morgan Stanley Capital Services LLC
Markit iBoxx USD Liquid High Yield Index	94,067	LIBOR	20,248	3/21/16	258,666
Markit iBoxx USD Liquid High Yield Index	120,839	LIBOR	26,222	3/21/16	130,873
Markit iBoxx USD Liquid High Yield Index	18,528	LIBOR	4,091	3/21/16	(52,160)
Markit iBoxx USD Liquid High Yield Index	21,764	LIBOR	4,812	3/21/16	(67,805)

					$(6,345)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
EURO STOXX 50 Index 2/5/16*	27.55%	EUR	35	$2,801	$	– 0	–	$2,801
FTSE 100 Index 2/5/16*	23.80	GBP	31	(25,729)		– 0	–	(25,729)
Goldman Sachs International
Nikkei 225 Index 2/5/16*	25.35	JPY	4,973	(809,717)		– 0	–	(809,717)
UBS AG
S&P 500 Index 2/5/16*	19.20	U.S.$	50	(224,863)		– 0	–	(224,863)

				$(1,057,508)	$	– 0	–	$(1,057,508)

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2016
Barclays Capital, Inc.	4,258	USD	(1.50	)%*	2/01/16	$4,256,173
Barclays Capital, Inc.†	2,822	EUR	(1.50	)%*	—	3,055,001
Barclays Capital, Inc.†	1,030	USD	(1.50	)%*	—	1,029,700
Barclays Capital, Inc.†	2,367	USD	(0.75	)%*	—	2,366,563
Barclays Capital, Inc.†	1,643	USD	(0.63	)%*	—	1,642,784
Barclays Capital, Inc.†	6,410	USD	0.25%		—	6,411,096
Barclays Capital, Inc.†	3,950	USD	0.75%		—	3,951,564
Barclays Capital, Inc.†	2,032	USD	0.75%		—	2,033,079

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at January 31, 2016
Barclays Capital, Inc.†	965	USD	1.25%	—	$965,637
Barclays Capital, Inc.†	2,572	USD	1.50%	—	2,573,911
Barclays Capital, Inc.†	1,393	USD	1.75%	—	1,394,480
Barclays Capital, Inc.†	931	USD	1.75%	—	932,160
Credit Suisse Securities (USA) LLC†	1,542	EUR	(4.25)%*	—	1,652,502
Credit Suisse Securities (USA) LLC†	1,123	USD	(1.50)%*	—	1,123,176
Credit Suisse Securities (USA) LLC†	1,085	USD	(1.25)%*	—	1,083,154
Credit Suisse Securities (USA) LLC†	930	USD	(1.25)%*	—	929,612
Credit Suisse Securities (USA) LLC†	5,025	EUR	(1.00)%*	—	5,429,368
Credit Suisse Securities (USA) LLC†	2,010	EUR	(1.00)%*	—	2,171,686
Credit Suisse Securities (USA) LLC†	1,128	USD	(1.00)%*	—	1,125,965
Credit Suisse Securities (USA) LLC†	556	USD	(0.50)%*	—	555,597
Credit Suisse Securities (USA) LLC†	2,520	USD	(0.25)%*	—	2,519,458
Credit Suisse Securities (USA) LLC†	918	USD	0.00%	—	917,500
Credit Suisse Securities (USA) LLC†	873	USD	0.10%	—	872,527
Credit Suisse Securities (USA) LLC†	1,233	USD	1.50%	—	1,233,010
Credit Suisse Securities (USA) LLC†	2,475	USD	2.00%	—	2,481,463
ING Financial Markets LLC†	2,233	USD	1.38%*	—	2,237,094
ING Financial Markets LLC†	1,116	USD	1.25%	—	1,117,590
ING Financial Markets LLC†	895	USD	1.75%	—	897,170
ING Financial Markets LLC†	1,733	USD	2.00%	—	1,737,024
RBC Capital Markets	6,369	USD	(0.25)%	2/01/16	6,368,404

					$65,064,448

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2016
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

REMAINING CONTRACTED MATURITY OF THE AGREEMENTS

REVERSE REPURCHASE AGREEMENTS

	Overnight and Continuous	Up to 30 Days		31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$41,350,109	$10,624,577		$	– 0	–	$	– 0	–	$51,974,686
Corporates - Investment Grade	10,014,707	– 0	–		– 0	–		– 0	–	10,014,707
Quasi-Sovereigns	3,075,055	– 0	–		– 0	–		– 0	–	3,075,055

Total	$54,439,871	$10,624,577		$	– 0	–	$	– 0	–	$65,064,448

*	Principal amount less than 500.
^	Less than $0.50.

(a)	Variable rate coupon, rate shown as of January 31, 2016.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate market value of these securities amounted to $2,171,759,459 or 40.1% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Security is in default and is non-income producing.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.81% of net assets as of January 31, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B
5.666%, 6/24/50	10/06/09	$2,725,308	$3,641,050	0.07%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	15,840,733	14,927,804	0.27%
Dominican Republic International Bond
12.00%, 1/20/22	1/23/15	7,896,737	7,820,770	0.14%
Dominican Republic International Bond
10.50%, 1/17/20	1/23/15	7,752,567	7,561,140	0.14%
Dominican Republic International Bond
15.95%, 6/04/21	1/11/13	1,501,227	1,420,257	0.03%
Golden Energy Offshore Services AS
8.41%, 5/28/17	5/14/14	4,997,043	1,412,747	0.03%
Liberty Tire Recycling LLC
11.00%, 3/31/21	9/23/10	2,518,182	834,487	0.02%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	$12,955,187	$806,050	0.01%
Offshore Group Investment Ltd.
10.00%, 12/31/20	12/16/15	938,730	938,688	0.02%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	2,486,550	475,000	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/26/12	11,383,331	340,325	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/12/14	5,618,897	239,800	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	10/19/12	2,931,444	102,050	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
5.927%, 11/25/25	11/25/25	3,351,378	3,362,216	0.06%

(f)	Non-income producing security.
(g)	Fair valued by the Adviser.
(h)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Corp.	1/13/11	$630,678	$950,956	0.02%
Exide Technologies Series AI
11.00%, 4/30/20	4/30/15 – 12/01/15	20,775,558	18,093,756	0.33%
Momentive Performance Materials, Inc.	10/11/12	0	0	0.00%

Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$29,452,000	$29,578,190	0.55%
Mt. Logan Re Ltd. (Preference Shares)	4/01/15	25,000,000	26,690,665	0.49%
Offshore Group Investment Ltd.
7.50%, 11/01/19	5/13/13	8,860,000	1,639,100	0.03%
Offshore Group Investment Ltd.
7.125%, 4/01/23	8/26/13	8,517,800	1,602,563	0.03%

(i)	Floating Rate Security. Stated interest rate was in effect at January 31, 2016.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2016.
(k)	Convertible security.
(l)	Illiquid security.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2016.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Defaulted matured security.
(p)	Defaulted.
(q)	IO - Interest Only
(r)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(s)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(t)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(u)	Effective prepayment date of December 2016.
(v)	Effective prepayment date of April 2017.
(w)	One contract relates to 1 share.
(x)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(y)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(z)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $107,656,127 and gross unrealized depreciation of investments was $(814,615,530), resulting in net unrealized depreciation of ($706,959,403).

Currency Abbreviations

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
RTR	-	Right To Receive

Country Breakdown*

January 31, 2016 (unaudited)

64.0%	United States
3.8%	United Kingdom
3.5%	Brazil
2.1%	Canada
2.0%	France
1.4%	Luxembourg
1.3%	Netherlands
1.1%	Mexico
1.1%	Italy
1.0%	Ireland
1.0%	Bermuda
1.0%	Switzerland
1.0%	Dominican Republic
10.7%	Other
5.0%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Angola, Argentina, Australia, Bahrain, Barbados, Belgium, Cayman Islands, Chile, Colombia, Croatia, Denmark, El Salvador, Gabon, Germany, Ghana, Guatemala, Hong Kong, India, Indonesia, Israel, Ivory Coast, Jamaica, Japan, Kenya, Lebanon, Macau, Morocco, New Zealand, Norway, Pakistan, Peru, Portugal, Romania, Serbia, South Africa, Spain, Sri Lanka, Sweden, Trinidad & Tobago, Turkey, United Arab Emirates, Uruguay, Venezuela and Zambia.

AB High Income Fund

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$2,812,819,810		$49,699,330	#	$2,862,519,140
Corporates - Investment Grade		– 0	–	452,012,900		– 0	–	452,012,900
Collateralized Mortgage Obligations		– 0	–	– 0	–	423,937,183		423,937,183
Governments - Treasuries		– 0	–	252,458,088		– 0	–	252,458,088
Bank Loans		– 0	–	– 0	–	209,850,524		209,850,524
Commercial Mortgage-Backed Securities		– 0	–	32,448,505		128,178,840		160,627,345
Emerging Markets - Sovereigns		– 0	–	153,344,980		– 0	–	153,344,980
Emerging Markets - Corporate Bonds		– 0	–	137,993,251		– 0	–	137,993,251
Preferred Stocks		82,653,336		11,143,231		– 0	–	93,796,567
Whole Loan Trusts		– 0	–	– 0	–	70,331,841		70,331,841
Common Stocks		3,183,615		– 0	–	61,178,791	#	64,362,406
Governments - Sovereign Agencies		– 0	–	59,404,758		– 0	–	59,404,758
Emerging Markets - Treasuries		– 0	–	5,192,254		31,729,971		36,922,225
Local Governments - Municipal Bonds		– 0	–	33,986,422		– 0	–	33,986,422
Governments - Sovereign Bonds		– 0	–	29,551,432		– 0	–	29,551,432
Investment Companies		22,467,952		– 0	–	1,736,791		24,204,743
Quasi-Sovereigns		– 0	–	23,104,254		– 0	–	23,104,254
Asset-Backed Securities		– 0	–	– 0	–	16,605,933		16,605,933
Agencies		– 0	–	8,243,118		– 0	–	8,243,118
Inflation-Linked Securities		– 0	–	7,127,170		– 0	–	7,127,170
Local Governments - Regional Bonds		– 0	–	4,363,345		– 0	–	4,363,345
Warrants		67		– 0	–	1,515,784		1,515,851
Options Purchased - Calls		– 0	–	70,079		– 0	–	70,079
Short-Term Investments:
Investment Companies		256,003,704		– 0	–	– 0	–	256,003,704
Time Deposits		– 0	–	15,570,097		– 0	–	15,570,097

Total Investments in Securities		364,308,674		4,038,833,694		994,764,988		5,397,907,356
Other Financial Instruments*:
Assets
Futures		641,937		– 0	–	– 0	–	641,937
Forward Currency Exchange Contracts		– 0	–	12,922,548		– 0	–	12,922,548
Centrally Cleared Credit Default Swaps		– 0	–	2,951,992		– 0	–	2,951,992
Credit Default Swaps		– 0	–	13,932,255		– 0	–	13,932,255
Total Return Swaps		– 0	–	389,539		– 0	–	389,539
Variance Swaps		– 0	–	2,801		– 0	–	2,801
Liabilities
Forward Currency Exchange Contracts		– 0	–	(4,484,702)		– 0	–	(4,484,702)
Currency Options Written		– 0	–	(1,336,160)		– 0	–	(1,336,160)
Credit Default Swaptions Written		– 0	–	(1,388,251)		– 0	–	(1,388,251)
Centrally Cleared Credit Default Swaps		– 0	–	(2,112,067)		– 0	–	(2,112,067)
Credit Default Swaps		– 0	–	(39,190,634)		– 0	–	(39,190,634)
Total Return Swaps		– 0	–	(395,884)		– 0	–	(395,884)
Variance Swaps		– 0	–	(1,060,309)		– 0	–	(1,060,309)

Total^		$364,950,611		$4,019,064,822		$994,764,988		$5,378,780,421

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Collateralized Mortgage Obligations		Bank Loans		Commercial Mortgage-Backed Securities
Balance as of 10/31/15	$55,876,964		$497,172,898		$182,534,919		$177,839,338
Accrued discounts/(premiums)	164,598		817,983		205,744		116,983
Realized gain (loss)	(4,239,639)		1,961,154		(2,702,569)		3,168,983
Change in unrealized appreciation/depreciation	1,699,816		(14,420,173)		(9,592,484)		(12,339,514)
Purchases/Pay ups	2,922,814		20,948,593		60,594,354		– 0	–
Sales/Pay downs	(6,448,076)		(82,543,272)		(21,189,440)		(28,819,060)
Reclassification	(277,147)		– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	(11,787,890)

Balance as of 1/31/16	$49,699,330		$423,937,183		$209,850,524		$128,178,840

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(2,312,373)		$10,062,963		$(12,054,050)		$(8,908,356)

	Whole Loan Trusts		Common Stocks#		Emerging Markets - Treasuries		Investment Companies
Balance as of 10/31/15	$61,190,336		$61,819,451		$32,003,898		$1,763,004
Accrued discounts/(premiums)	12,757		– 0	–	(35,844)		– 0	–
Realized gain (loss)	(638,969)		(268,679)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(2,108,566)		(371,127)		(238,083)		(26,213)
Purchases/Pay ups	17,603,837		– 0	–	– 0	–	– 0	–
Sales/Pay downs	(6,004,701)		(854)		– 0	–	– 0	–
Reclassification	277,147		– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/16	$70,331,841		$61,178,791		$31,729,971		$1,736,791

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(2,108,766)		$(597,938)		$(238,083)		$(26,213)

	Asset-Backed Securities		Warrants#			Total
Balance as of 10/31/15	$17,365,070			$1,515,784		$1,089,081,662
Accrued discounts/(premiums)	96,469			– 0	–	1,378,690
Realized gain (loss)	179,873			– 0	–	(2,539,846)
Change in unrealized appreciation/depreciation	(383,300)			– 0	–	(37,779,644)
Purchases/Pay ups	– 0	–		– 0	–	102,069,598
Sales/Pay downs	(652,179)			– 0	–	(145,657,582)
Reclassification	– 0	–		– 0	–	– 0	–
Transfers into level 3	– 0	–		– 0	–	– 0	–
Transfers out of level 3	– 0	–		– 0	–	(11,787,890)

Balance as of 1/31/16	$16,605,933			$1,515,784		$994,764,988	+

Net change in unrealized appreciation/depreciation from investments held as of 1/31/16	$(383,300)		$	– 0	–	$(16,566,116)

#	The Fund held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at January 31, 2016. Securities priced (i) at net asset value, (ii) by third party vendors, or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2016	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$13,019,158	Discounted Cashflow	Clean Debt Value	51.50% – 76.0%/63.8%
			Convertible Feature Value	2.2% – 22.2%/12.2%
	$834,487	Market Approach	EBITDA* Projection	$38mm/N/A
			EBITDA* Multiples	5.2X – 7.2X/6.2X
	$0	Qualitative Assessment		$0.00/N/A
Bank Loans	$12,398,057	Market Approach	EBITDA* Projection	$28 mm – $70mm/N/A
			EBITDA* Multiple	6X/N/A
			Scrap Value	$154mm/N/A

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2016	Valuation Technique	Unobservable Input	Range/ Weighted Average
Whole Loan Trusts	$17,004,757	Discounted Cashflow	Level Yield	10.23%/N/A
	$10,026,046	Market Approach	Underlying NAV of the Collateral	$104.59/N/A
	$7,818,516	Discounted Cashflow	Level Yield	94.77%/N/A
	$5,477,921	Projected Cashflow	Level Yield	13.45%/N/A
	$3,650,623	Projected Cashflow	Internal Rate of Return	3.68%/N/A
	$2,028,953	Discounted Cashflow	Level Yield	97.08%/N/A
	$548,839	Projected Cashflow	Internal Rate of Return	9.98%/N/A
Common Stocks	$950,956	Option Pricing Model	Enterprise Value	$519mm – $603mm/N/A
			Exercise Price	$730mm – $830mm/N/A
			Years to Expiration	2.50yrs – 4.50yrs/N/A
			EV Volatility %	22.6% – 26.5%/N/A
			Risk Free Rate	1.09% – 1.55%/N/A
	$261,276	Market Approach	EBITDA* Projection	$49.1mm/N/A
			EBITDA* Multiples	3.7X – 5.7X/N/A
	$67,678	Market Approach	EBITDA* Projection	$408.9mm/N/A
			EBITDA* Multiples	10.6X/N/A

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 23, 2016